UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2016

Date of reporting period: May 31, 2016

Item1. Reports to Stockholders.

PIA Funds

PIA BBB BOND FUND
Managed Account Completion Shares (MACS)

PIA MBS BOND FUND
Managed Account Completion Shares (MACS)

Semi-Annual Report

May 31, 2016

PIA Funds

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2015 through May 31, 2016 regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

During the six months ended May 31, 2016, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	4.64%
PIA MBS Bond Fund	2.18%

As stated in the current prospectus, the PIA BBB Bond Fund’s gross expense ratio is 0.16% and the PIA MBS Bond Fund’s gross expense ratio and net expense ratio is 0.31% and 0.17%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by each Fund through at least March 28, 2017 to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement for each Fund to 0.15% of average daily net assets.

PIA BBB Bond Fund
As indicated above, the return for the PIA BBB Bond Fund for the six-month fiscal period ended May 31, 2016 was 4.64%.  This was higher than the 4.58% return of the Fund’s benchmark, the Barclays Capital U.S. Credit Baa Bond Index and in line with the Fund’s objective of approximating the returns of the index.  The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities.  The bonds held in the Fund represent over 160 different issuers.  The Barclays Capital U.S. Credit Baa Bond Index has over 500 issuers.  The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers.  In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark.  While the top 20 issuers in the Barclays Capital U.S. Credit Baa Bond Index are represented in the Fund, for the remainder issuers in the benchmark, only a subset is represented in the Fund, based on market conditions and liquidity.  This will cause some modest variability in the returns of the Fund relative to those of its benchmark.  For the six month period ended May 31, 2016, the issuers represented in the Fund had on average better performance than the ones that the Fund was not invested in, which contributed to the small outperformance by the Fund.

PIA MBS Bond Fund
The return of the PIA MBS Bond Fund for the six-month fiscal period ended May 31, 2016 of 2.18% was lower than the return of 2.25% of its benchmark, the Barclays Capital U.S. MBS Fixed Rate Index.  The Fund has a broad diversification of coupons and mortgage sectors.  The Fund’s shorter duration structure, due to its emphasis on higher coupon securities was the main reason for the small lower performance relative to the benchmark, as interest rates declined and the yield curve flattened during the period.  The Fund was overweighted in the 30-year Fannie Mae and Freddie Mac mortgage-backed securities (“MBS”) sector, and was underweighted in the 30-year Ginnie Mae MBS sector due to the better risk-adjusted yield of Fannie Mae and Freddie Macs, which was a small positive factor for returns, as Freddie Macs produced better excess returns than Ginnie Mae securities for the period.  The use of dollar rolls for selective coupons that offered attractive breakeven rates modestly added to returns.  The Fund had an allocation to

PIA Funds

non-agency AAA- and AA-rated floating rate securities with shorter durations that modestly appreciated in price as the yield flattened.  We expect these securities to continue to add value to the Fund during a period of rising interest rates, as their coupons adjust higher.

Bond Market in Review
The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 0.8% for the first quarter of 2016, lower than the 1.4% during the fourth quarter of 2015.  With the unemployment rate at 4.7% and inflation under control, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate at 0.25% to 0.50%.  Inflation, as measured by the Consumer Price Index, was 1.0% year-over-year as of May 2016.

Yields on 2-year Treasury notes rose by 27 basis points (“bps”) from May 31, 2015 to May 31, 2016.  Yields on 5-year Treasury bonds and 30-year Treasuries decreased by 11 and 23 bps, respectively, during this same period.  Inflation being under control, as well as the volatility in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 178 bps to 200 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities stayed at 18 bps, as their average life decreased from 6.5 years to 5.8 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the six-month period ended May 31, 2016.  We look forward to reporting to you again with the annual report dated November 30, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates.  Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Services, Inc.,, and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Diversification does not assure a profit or protect against risk in a declining market.

The Barclays Capital U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa.  The issues must be publicly traded and meet certain maturity and issue size requirements.  Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors.  Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.  The Barclays Capital U.S. MBS Fixed Rate Index (the “MBS Index”) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).  The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates.  Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon.  The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index.  About 600 of these generic aggregates meet the criteria.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers and/or expense reimbursements in effect.  In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds
Expense Example – May 31, 2016
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 – 5/31/16).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  Pacific Income Advisers, Inc. (“PIA”) has voluntarily agreed to pay each Fund’s operating expenses in order to limit total expenses to 0.15% of the Fund’s average daily net assets through at least March 28, 2017.  Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/15	Value 5/31/16	Period 12/1/15 – 5/31/16*
PIA BBB Bond Fund
Actual	$1,000.00	$1,046.40	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$1,021.80	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.76

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA BBB Bond Fund and the PIA MBS Bond Fund was 0.15% and 0.15%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – May 31, 2016
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – May 31, 2016
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 90.2%

Agricultural Chemicals 0.4%
	Mosaic Co.
$785,000	3.75%, due 11/15/21	$817,078

Agriculture 0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19	646,311

Auto Parts 1.4%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20	1,211,427
	Autozone, Inc.
600,000	3.125%, due 7/15/23	611,342
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21	1,306,844
		3,129,613

Autos 1.8%
	Ford Motor Co.
675,000	7.45%, due 7/16/31	883,269
	Ford Motor Credit Co. LLC
1,000,000	5.00%, due 5/15/18	1,059,843
800,000	3.336%, due 3/18/21	820,362
600,000	5.875%, due 8/2/21	683,401
	General Motors Co.
400,000	5.20%, due 4/1/45	390,588
		3,837,463

Banks 9.5%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19	402,251
	Bank of America Corp.
2,000,000	2.625%, due 10/19/20	2,014,016
2,000,000	4.00%, due 1/22/25	2,008,820
700,000	3.875%, due 8/1/25	732,383
	Barclays Bank PLC
700,000	5.14%, due 10/14/20	751,260
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23	1,104,829
	Capital One N.A.
1,000,000	2.35%, due 8/17/18	1,010,624
	Citigroup, Inc.
2,000,000	2.40%, due 2/18/20	2,014,278
500,000	2.70%, due 3/30/21	504,615
1,000,000	3.50%, due 5/15/23	1,010,138
700,000	3.40%, due 5/1/26	706,606
1,000,000	4.45%, due 9/29/27	1,016,873
700,000	5.30%, due 5/6/44	737,435
	Credit Suisse Group
700,000	5.40%, due 1/14/20	759,996
	Credit Suisse Group Funding
	(Guernsey) Ltd.
650,000	4.55%, due 4/17/26 (d)	670,298
	Discover Bank
700,000	3.20%, due 8/9/21	707,484
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18	977,516
225,000	8.25%, due 3/1/38	328,349
	First Tennessee Bank
500,000	2.95%, due 12/1/19	499,069
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21	1,539,851
	KeyCorp
900,000	5.10%, due 3/24/21	1,001,185
		20,497,876

Biotechnology 2.5%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21	1,635,563
900,000	5.15%, due 11/15/41	990,356
	Biogen Idec, Inc.
1,110,000	6.875%, due 3/1/18	1,208,211
	Celgene Corp.
800,000	2.875%, due 8/15/20	820,383
800,000	4.625%, due 5/15/44	801,538
		5,456,051

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Broker 1.9%
	Goldman Sachs Group, Inc.
$950,000	6.75%, due 10/1/37	$1,158,781
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,219,466
	Morgan Stanley
900,000	4.875%, due 11/1/22	978,395
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20	803,692
		4,160,334

Building Materials 0.4%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22	800,481

Chemicals 1.9%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23	788,280
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25	859,034
	Dow Chemical Co.
666,000	4.25%, due 11/15/20	723,552
865,000	7.375%, due 11/1/29	1,121,272
	RPM International, Inc.
500,000	6.125%, due 10/15/19	554,899
		4,047,037

Commercial Finance 0.3%
	Air Lease Corp.
700,000	3.875%, due 4/1/21	725,872

Communications 1.2%
	Telefonica Emisiones SAU
1,735,000	5.462%, due 2/16/21	1,957,042
475,000	7.045%, due 6/20/36	596,118
		2,553,160

Communications Equipment 0.7%
	Harris Corp.
500,000	6.15%, due 12/15/40	614,084
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20	829,922
		1,444,006

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	524,619

Diversified Manufacturing 0.3%
	Ingersoll-Rand Global
	Holding Company Ltd.
560,000	6.875%, due 8/15/18	619,985

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.1%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20	711,057
850,000	3.45%, due 3/15/22	864,617
800,000	4.75%, due 3/15/45	793,404
		2,369,078

Electric Utilities 3.5%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	496,640
	Exelon Corp.
1,015,000	5.625%, due 6/15/35	1,184,121
	Indiana Michigan Power
750,000	6.05%, due 3/15/37	902,448
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19	787,025
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22	1,063,913
400,000	5.25%, due 2/15/43	458,621
	Ohio Power Co.
1,100,000	5.375%, due 10/1/21	1,261,224
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32	801,841
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20	602,810
		7,558,643

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Exploration & Production 0.6%
	Apache Corp.
$700,000	3.25%, due 4/15/22	$698,609
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24	527,214
		1,225,823

Finance 0.5%
	Block Financial Corp.
900,000	5.50%, due 11/1/22	961,567

Finance – Credit Cards 0.7%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)	1,560,831

Financial Services 1.0%
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26	1,001,372
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	504,832
	Leucadia National Corp.
700,000	5.50%, due 10/18/23	702,849
		2,209,053

Food 1.9%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28	1,587,281
	Kellogg Co.
400,000	3.25%, due 5/21/18	413,366
	Kroger Co.
780,000	6.15%, due 1/15/20	889,629
	Mondelez International, Inc.
1,200,000	2.25%, due 2/1/19	1,223,869
		4,114,145

Food and Beverage 1.5%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22 (d)	731,072
1,000,000	3.00%, due 6/1/26 (d)	990,912
1,000,000	4.375%, due 6/1/46 (d)	1,015,946
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20	514,250
		3,252,180

Gas Pipelines 0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18	1,163,164

Health and Personal Care Stores 0.9%
	CVS Health Corp.
700,000	2.80%, due 7/20/20	720,744
620,000	3.875%, due 7/20/25	668,083
500,000	5.125%, due 7/20/45	583,781
		1,972,608

Health Care 1.2%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19	508,198
	Humana, Inc.
955,000	7.20%, due 6/15/18	1,055,150
	Laboratory Corporation of
	America Holdings
1,000,000	2.20%, due 8/23/17	1,004,967
		2,568,315

Health Care Facilities and Services 0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21	883,108
	McKesson Corp.
800,000	4.883%, due 3/15/44	884,054
		1,767,162
Home and Office Products Manufacturing 0.5%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26	1,060,925

Information Technology 1.4%
	Hewlett Packard Co.
800,000	4.65%, due 12/9/21	848,742

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Information Technology 1.4% (continued)
	HP Enterprise Co.
$700,000	3.60%, due 10/15/20 (d)	$720,200
700,000	4.90%, due 10/15/25 (d)	717,774
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22	779,917
		3,066,633

Insurance 4.7%
	American International
	Group, Inc.
1,050,000	4.875%, due 6/1/22	1,149,183
100,000	6.25%, due 3/15/87	103,000
	Aon Corp.
600,000	5.00%, due 9/30/20	664,928
	AXA SA
500,000	8.60%, due 12/15/30	672,600
	CIGNA Corp.
315,000	6.15%, due 11/15/36	378,255
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22	1,386,584
105,000	3.50%, due 4/15/23	106,423
	Hartford Financial
	Services Group
1,350,000	5.125%, due 4/15/22	1,520,649
	Markel Corp.
20,000	4.90%, due 7/1/22	21,787
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (a)	920,202
	Protective Life Corp.
350,000	7.375%, due 10/15/19	404,232
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37	1,340,840
	Unum Group
700,000	5.625%, due 9/15/20	779,271
	Wellpoint, Inc.
600,000	4.65%, due 8/15/44	619,195
		10,067,149

Lodging 0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23	632,189

Machinery 0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22	901,976

Manufacturing 1.0%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20	1,006,363
1,000,000	4.125%, due 10/1/23	1,069,407
		2,075,770

Media 4.0%
	CBS Corp.
1,220,000	5.75%, due 4/15/20	1,383,838
	Discover Communications LLC
500,000	3.30%, due 5/15/22	498,070
	Expedia, Inc.
800,000	5.95%, due 8/15/20	886,847
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22	420,830
	Time Warner Entertainment
	Company, L.P.
810,000	8.375%, due 7/15/33	1,057,404
	Time Warner, Inc.
500,000	4.05%, due 12/15/23	538,264
1,965,000	7.625%, due 4/15/31	2,623,587
	Viacom Inc.
700,000	3.875%, due 4/1/24	698,823
610,000	4.375%, due 3/15/43	468,174
		8,575,837

Medical Equipment 0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17	158,886

Medical Equipment and
Supplies Manufacturing 0.4%
	Becton Dickinson & Co.
800,000	4.685%, due 12/15/44	880,407

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Metals 0.3%
	Southern Copper Corp.
$750,000	6.75%, due 4/16/40	$730,118

Metals and Mining 0.5%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23	492,458
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23	510,224
		1,002,682

Metalworking Machinery 0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19	1,115,993

Mining 0.9%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42	722,355
	Vale Overseas Limited
700,000	4.375%, due 1/11/22	630,966
700,000	6.875%, due 11/21/36	584,500
		1,937,821

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43	569,586

Newspaper, Periodical, Book, and
Directory Publishers 0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34	1,770,568

Nondepository Credit Intermediation 1.0%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20	809,128
800,000	4.20%, due 3/1/21	837,062
600,000	4.00%, due 1/15/25	598,268
		2,244,458
Oil and Gas 6.3%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36	969,035
	Devon Energy Corp.
665,000	7.95%, due 4/15/32	717,446
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42	1,817,712
	Hess Corp.
575,000	8.125%, due 2/15/19	638,967
800,000	5.60%, due 2/15/41	776,080
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19	598,627
750,000	3.95%, due 9/1/22	736,169
1,270,000	5.80%, due 3/15/35	1,175,424
700,000	5.55%, due 6/1/45	646,962
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17	1,081,392
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18	1,566,000
1,150,000	6.625%, due 6/15/35	1,132,635
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21	728,000
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22	413,497
	Valero Energy Corp.
655,000	6.625%, due 6/15/37	685,322
		13,683,268

Other Telecommunications 3.2%
	AT&T, Inc.
700,000	1.75%, due 1/15/18	702,525
685,000	5.00%, due 3/1/21	755,839
1,500,000	3.00%, due 2/15/22	1,509,544
600,000	3.40%, due 5/15/25	602,137
1,200,000	4.50%, due 5/15/35	1,205,468
700,000	6.00%, due 8/15/40	795,098
1,400,000	4.80%, due 6/15/44	1,402,663
		6,973,274

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Paper 1.2%
	International Paper Co.
$742,000	4.75%, due 2/15/22	$812,967
700,000	6.00%, due 11/15/41	785,176
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32	1,018,345
		2,616,488
Pharmaceuticals 2.2%
	AbbVie, Inc.
950,000	1.75%, due 11/6/17	952,384
500,000	2.30%, due 5/14/21	498,047
1,000,000	3.60%, due 5/14/25	1,031,596
800,000	4.40%, due 11/6/42	795,146
	Mylan N.V.
1,000,000	3.15%, due 6/15/21 (d)	998,840
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23	499,643
		4,775,656
Pipeline Transportation of Crude Oil 0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	484,310
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24	486,151
		970,461
Pipeline Transportation of Natural Gas 0.7%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22	440,829
800,000	3.90%, due 1/15/25	692,291
500,000	5.10%, due 9/15/45	405,572
		1,538,692
Pipelines 2.5%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	1,013,730
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20	613,003
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	704,061
1,000,000	7.60%, due 2/1/24	1,080,160
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22	1,143,358
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17	759,266
		5,313,578
Property & Casualty Insurance 0.7%
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,424,167
Railroad 0.7%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	699,711
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	751,665
		1,451,376
Real Estate 0.6%
	AvalonBay Communities Inc.
700,000	3.45%, due 6/1/25	729,592
	Essex Portfolio, L.P.
500,000	3.375%, due 4/15/26	505,078
		1,234,670
Real Estate Investment Trusts 2.2%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21	1,511,959
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22	1,158,686
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21	1,647,673
500,000	3.75%, due 5/1/24	511,763
		4,830,081

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Restaurants 0.7%
	McDonald’s Corp.
$800,000	2.75%, due 12/9/20	$822,587
550,000	4.875%, due 12/9/45	613,808
		1,436,395

Retail 1.5%
	Gap, Inc.
1,000,000	5.95%, due 4/12/21	1,019,920
	Macy’s Retail Holdings, Inc.
800,000	2.875%, due 2/15/23	738,258
400,000	6.70%, due 7/15/34	410,298
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44	1,034,448
		3,202,924

Retail – Consumer Staples 0.5%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21	1,008,186

Scientific Instruments 0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21	947,276

Software 1.5%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22	729,614
600,000	3.85%, due 6/1/25	631,274
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22	1,820,250
		3,181,138

Software & Services 0.1%
	Equifax, Inc.
200,000	2.30%, due 6/1/21	199,668

Technology 0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17	719,181

Telecommunications 2.1%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20	1,476,558
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)	1,349,181
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (c)	512,074
	France Telecom SA
575,000	5.375%, due 1/13/42	688,420
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	482,277
		4,508,510

Tobacco 0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25	1,539,896

Toys and Games 0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41	843,837

Transportation 0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,816,401

Transportation and Logistics 0.5%
	Fedex Corp.
1,000,000	4.00%, due 1/15/24	1,089,877

Travel and Lodging 0.3%
	Starwood Hotels &
	Resorts Worldwide
600,000	3.75%, due 3/15/25	613,193

Utilities 0.2%
	PSEG Power LLC
500,000	4.30%, due 11/15/23	514,667

Utilities – Gas 0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21	695,331

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount			Value

Waste and Environment
Services and Equipment 0.3%
	Waste Management, Inc.
$700,000	3.125%, due 3/1/25		$722,317

Waste Disposal 0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,592,123

Wired Telecommunications Carriers 3.4%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20		2,166,352
900,000	5.15%, due 9/15/23		1,033,864
4,200,000	4.522%, due 9/15/48		4,259,699
			7,459,915

Wireless Telecommunications Services 0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,585,512

Total Corporate Bonds
(cost $190,414,721)			195,261,511

SOVEREIGN BONDS 8.2%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,134,000
890,000	7.375%, due 9/18/37		1,063,550
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,312,519
	Republic of Panama
200,000	5.20%, due 1/30/20		218,800
750,000	6.70%, due 1/26/36		945,000
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,325,625
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,111,639
1,625,000	5.00%, due 1/13/37		2,048,659
	Republic of Turkey
400,000	7.50%, due 7/14/17		424,198
1,500,000	5.125%, due 3/25/22		1,566,922
1,950,000	6.00%, due 1/14/41		2,052,775
	Republic of Uruguay
209,742	8.00%, due 11/18/22		265,061
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,742,940
2,490,000	4.75%, due 3/8/44		2,477,550
			17,689,238
Total Sovereign Bonds
(cost $17,863,489)			17,689,238

SHORT-TERM INVESTMENTS 1.2%
2,677,323	Invesco STIT – Treasury
	Portfolio – Institutional
	Class, 0.24% (b)		2,677,323
Total Short-Term Investments
(cost $2,677,323)			2,677,323
Total Investments
(cost $210,955,533)		99.6%	215,628,072
Other Assets less Liabilities		0.4%	796,116
TOTAL NET ASSETS		100.0%	$216,424,188

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2016.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2016.
(c)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2016.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2016, the value of these investments was $5,845,042 or 2.7% of total net assets.

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Country Allocation
Country	% of Net Assets

United States	81.7%
Mexico	3.8%
United Kingdom	2.0%
Turkey	1.9%
Philippines	1.5%
Spain	1.2%
Luxembourg	1.1%
Colombia	1.0%
Canada	1.0%
France	0.6%
Peru	0.6%
Italy	0.6%
Brazil	0.6%
Panama	0.5%
Ireland	0.5%
Japan	0.4%
Switzerland	0.4%
Guernsey	0.3%
Netherlands	0.2%
Uruguay	0.1%
100.0%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2016
(Unaudited)

Principal Amount		Value

MORTAGE-BACKED SECURITIES 100.9%

Commercial Mortgage-Backed Securities 2.5%
	Aventura Mall Trust
$800,000	3.867%, due 12/7/32, Series
	2013-AVM, Class A (a) (d)	$856,665
	Hilton USA Trust
1,300,000	2.662%, due 11/7/30, Series
	2013-HLT, Class AFX (d)	1,305,617
		2,162,282

Residential Mortage-Backed Securities 6.6%
	American Residential Property Trust
1,000,000	2.185%, due 9/17/31, Series
	2014-SFR1, Class B (a) (d)	988,355
	Colony American Homes
1,899,221	1.596%, due 5/17/31, Series
	2014-1A, Class A (a) (d)	1,888,351
	Invitation Homes Trust
3,000,000	1.946%, due 6/17/31, Series
	2014-SFR1, Class B (a) (d)	2,958,277
		5,834,983

U.S. Government Agencies 91.8%
	FHLMC Pool
21,994	4.50%, due 5/1/20, #G18052	23,046
23,248	4.50%, due 3/1/21, #G18119	24,673
20,945	5.00%, due 3/1/21, #G18105	22,342
119,264	4.50%, due 5/1/21, #J01723	122,405
19,213	6.00%, due 6/1/21, #G18124	20,737
58,234	4.50%, due 9/1/21, #G12378	61,725
19,260	5.00%, due 11/1/21, #G18160	20,493
14,804	5.00%, due 2/1/22, #G12522	15,737
17,126	5.00%, due 2/1/22, #J04411	18,078
60,661	5.50%, due 3/1/22, #G12577	65,355
19,225	5.00%, due 7/1/22, #J05243	19,748
468,370	4.00%, due 3/1/26, #J14785	498,710
1,306,777	3.00%, due 11/1/26, #G18409	1,367,415
491,606	3.00%, due 6/1/27, #G14497	514,421
801,675	3.00%, due 12/1/29, #G18534	837,538
14,107	5.50%, due 5/1/35, #B31639	15,708
149,642	5.00%, due 8/1/35, #A36351	165,944
40,069	4.50%, due 9/1/35, #A37616	43,609
154,797	4.50%, due 10/1/35, #A37869	168,979
70,283	4.50%, due 10/1/35, #A38023	76,747
43,832	4.50%, due 10/1/35, #G01890	47,877
76,676	5.00%, due 10/1/35, #G01940	85,113
109,158	6.00%, due 1/1/36, #A42208	123,727
15,709	7.00%, due 1/1/36, #G02048	19,320
107,657	5.50%, due 2/1/36, #G02031	120,980
85,665	7.00%, due 8/1/36, #G08148	106,304
305,376	6.50%, due 9/1/36, #A54908	362,450
118,063	6.50%, due 11/1/36, #A54094	143,101
69,452	5.50%, due 2/1/37, #A57840	77,822
103,245	5.00%, due 5/1/37, #A60268	113,794
90,423	5.00%, due 6/1/37, #G03094	100,026
171,797	5.50%, due 6/1/37, #A61982	192,877
235,983	6.00%, due 6/1/37, #A62176	267,478
295,591	6.00%, due 6/1/37, #A62444	339,062
65,162	5.00%, due 7/1/37, #A63187	71,754
127,969	5.50%, due 8/1/37, #G03156	143,447
28,500	6.50%, due 8/1/37, #A70413	32,534
11,523	7.00%, due 8/1/37, #A70079	13,288
9,409	7.00%, due 9/1/37, #A65335	10,133
19,065	7.00%, due 9/1/37, #A65670	20,830
6,492	7.00%, due 9/1/37, #A65941	7,008
1,682	7.00%, due 9/1/37, #A66041	1,763
53,505	7.00%, due 9/1/37, #G03207	61,346
9,474	6.50%, due 11/1/37, #A68726	10,813
122,411	5.00%, due 2/1/38, #A73370	134,777
6,069	5.00%, due 2/1/38, #G03836	6,694
12,950	5.00%, due 3/1/38, #A73704	14,275
125,516	5.00%, due 4/1/38, #A76335	138,195
49,238	5.50%, due 4/1/38, #G04121	55,356
7,160	5.00%, due 5/1/38, #A77463	7,883
24,468	5.50%, due 5/1/38, #A77265	27,498
51,362	5.50%, due 5/1/38, #G04215	57,691
29,890	5.00%, due 6/1/38, #A77986	32,909
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 91.8% (continued)
	FHLMC Pool (continued)
$11,447	5.00%, due 6/1/38, #G04522	$12,610
8,470	5.00%, due 7/1/38, #A79197	9,326
69,130	4.50%, due 9/1/38, #G04773	75,245
17,033	5.00%, due 9/1/38, #G04690	18,754
302,777	5.00%, due 10/1/38, #G04832	333,666
4,540	5.00%, due 11/1/38, #A82849	4,999
17,427	5.00%, due 12/1/38, #G05683	19,199
174,105	5.00%, due 2/1/39, #G05507	191,693
31,617	4.50%, due 4/1/39, #A85612	34,467
77,804	5.00%, due 5/1/39, #G08345	85,717
94,501	4.50%, due 9/1/39, #A88357	103,231
27,899	5.00%, due 9/1/39, #G05904	30,723
159,033	4.50%, due 11/1/39, #G05748	173,736
132,535	4.50%, due 12/1/39, #A90175	144,881
39,136	4.50%, due 4/1/40, #C03464	42,793
105,164	4.50%, due 5/1/40, #A92269	114,971
588,820	4.50%, due 5/1/40, #G06047	643,614
348,094	4.50%, due 6/1/40, #A92533	380,621
54,468	4.50%, due 6/1/40, #A92594	59,281
14,484	4.50%, due 8/1/40, #A93437	15,858
548,902	4.50%, due 8/1/40, #A93505	600,234
404,450	3.50%, due 1/1/41, #A96409	423,830
207,081	4.50%, due 1/1/41, #A96176	226,448
57,488	4.50%, due 2/1/41, #A97013	62,861
38,649	4.50%, due 4/1/41, #Q00285	42,267
555,592	4.50%, due 9/1/41, #C03701	607,602
113,894	3.50%, due 10/1/41, #Q04087	119,372
41,928	4.50%, due 11/1/41, #Q04699	45,635
158,062	3.50%, due 1/1/42, #Q05410	165,736
623,827	3.50%, due 2/1/42, #Q05996	654,113
373,836	3.50%, due 3/1/42, #G08479	391,958
1,588,490	3.50%, due 4/1/42, #Q07654	1,665,612
1,044,611	3.50%, due 5/1/42, #G08491	1,095,221
1,750,178	3.50%, due 6/1/42, #C09000	1,834,624
1,590,051	3.50%, due 6/1/42, #Q08641	1,667,087
14,923	3.50%, due 6/1/42, #Q08998	15,643
43,333	3.50%, due 7/1/42, #C09004	45,419
575,352	3.50%, due 8/1/42, #Q10324	602,934
55,231	3.00%, due 4/1/43, #V80025	56,682
243,616	3.00%, due 5/1/43, #Q18436	250,035
167,117	3.00%, due 6/1/43, #Q19697	171,406
623,274	3.50%, due 6/1/43, #V80161	652,573
608,381	3.00%, due 8/1/43, #G08540	623,996
338,995	3.00%, due 8/1/43, #Q20559	347,696
176,884	3.00%, due 8/1/43, #Q21026	181,285
739,138	3.50%, due 8/1/43, #Q21351	774,033
222,139	3.50%, due 8/1/43, #Q21435	232,548
93,825	3.50%, due 9/1/43, #G08545	98,206
706,810	3.50%, due 2/1/44, #Q24712	739,755
2,287,226	4.00%, due 8/1/44, #G08601	2,439,690
1,406,270	3.00%, due 3/1/45, #G08631	1,441,260
1,889,280	3.00%, due 5/1/45, #G08640	1,936,288
872,331	3.00%, due 5/1/45, #Q33337	894,035
1,931,078	3.50%, due 11/1/45, #G08676	2,021,087
	FHLMC TBA (b)
2,000,000	2.50%, due 6/15/28	2,050,390
	FNMA Pool
12,355	4.50%, due 10/1/20, #842732	12,768
57,376	3.00%, due 12/1/20, #MA0605	59,846
21,212	4.50%, due 12/1/20, #813954	21,825
3,895	4.50%, due 2/1/21, #845437	4,003
22,703	5.00%, due 2/1/21, #865191	23,889
9,541	5.00%, due 5/1/21, #879112	10,117
60,732	4.50%, due 7/1/21, #845515	62,775
1,036,044	3.00%, due 8/1/21, #AL0579	1,080,652
33,822	5.50%, due 10/1/21, #905090	35,208
108,558	3.00%, due 1/1/22, #MA0957	113,312
17,044	5.00%, due 2/1/22, #900946	17,958
61,075	6.00%, due 2/1/22, #912522	66,851
56,439	5.00%, due 6/1/22, #937709	60,400
25,407	5.00%, due 7/1/22, #938033	27,091
38,091	5.00%, due 7/1/22, #944887	39,162
251,235	5.50%, due 7/1/22, #905040	269,527
6,126	4.00%, due 7/1/25, #AE1318	6,507

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 91.8% (continued)
	FNMA Pool (continued)
$9,523	4.00%, due 10/1/25, #AE1601	$10,130
448,388	4.00%, due 12/1/25, #AH6058	473,336
249,930	4.00%, due 1/1/26, #AH3925	265,579
10,595	4.00%, due 1/1/26, #MA0624	11,273
41,820	4.00%, due 3/1/26, #AH8485	44,441
450,745	4.00%, due 5/1/26, #AH8174	475,832
54,200	3.00%, due 10/1/26, #AJ0049	56,614
21,284	3.00%, due 10/1/26, #AJ5474	22,225
72,594	3.00%, due 2/1/27, #AK4047	75,797
171,554	3.00%, due 4/1/27, #AB4997	179,196
608,450	3.00%, due 9/1/27, #AQ0333	635,535
74,995	4.50%, due 4/1/29, #MA0022	81,612
2,704	7.00%, due 8/1/32, #650101	3,059
35,105	4.50%, due 3/1/35, #814433	38,300
40,665	4.50%, due 4/1/35, #735396	44,555
19,148	4.50%, due 5/1/35, #822854	20,899
30,531	4.50%, due 7/1/35, #826584	33,224
3,730	5.00%, due 7/1/35, #833958	4,140
25,982	7.00%, due 7/1/35, #826251	29,592
34,298	4.50%, due 8/1/35, #835751	37,509
21,669	7.00%, due 9/1/35, #842290	23,729
14,838	4.50%, due 11/1/35, #256032	16,224
21,298	5.00%, due 12/1/35, #852482	23,655
9,131	7.00%, due 2/1/36, #865190	11,222
230,454	5.00%, due 5/1/36, #745515	256,169
5,849	5.00%, due 7/1/36, #888789	6,497
17,305	6.50%, due 7/1/36, #897100	20,539
13,254	7.00%, due 7/1/36, #887793	13,763
18,131	6.00%, due 8/1/36, #892925	20,892
42,399	6.50%, due 8/1/36, #878187	48,582
60,205	5.00%, due 9/1/36, #893621	66,747
69,431	5.50%, due 10/1/36, #831845	78,544
31,003	5.50%, due 10/1/36, #893087	34,981
12,071	6.00%, due 10/1/36, #897174	13,762
32,314	5.50%, due 12/1/36, #256513	36,254
1,625	6.50%, due 12/1/36, #920162	1,861
32,606	7.00%, due 1/1/37, #256567	37,163
82,802	5.50%, due 2/1/37, #256597	93,223
41,876	6.00%, due 2/1/37, #909357	47,892
1,417	7.00%, due 2/1/37, #915904	1,456
81,733	5.00%, due 3/1/37, #913007	90,615
58,564	5.50%, due 3/1/37, #256636	65,937
3,491	5.00%, due 4/1/37, #914599	3,870
194,492	5.50%, due 6/1/37, #918554	218,959
43,357	5.50%, due 6/1/37, #918705	48,706
257,142	6.00%, due 6/1/37, #888413	293,962
174,551	6.00%, due 6/1/37, #917129	199,312
27,855	7.00%, due 6/1/37, #256774	32,303
41,959	7.00%, due 6/1/37, #940234	49,208
18,564	5.00%, due 7/1/37, #944534	20,581
106,829	5.50%, due 10/1/37, #954939	120,117
37,311	6.00%, due 12/1/37, #965488	42,536
146,783	5.50%, due 2/1/38, #961691	165,097
56,125	5.00%, due 1/1/39, #AA0835	62,224
16,398	5.00%, due 1/1/39, #AA0840	18,189
753	5.00%, due 1/1/39, #AA0862	835
92,762	5.00%, due 3/1/39, #930635	102,990
2,457	5.00%, due 3/1/39, #930760	2,724
12,602	5.00%, due 3/1/39, #995948	13,971
2,074	5.00%, due 3/1/39, #AA4461	2,299
14,697	4.00%, due 4/1/39, #AA0777	15,694
46,444	4.50%, due 4/1/39, #AA4590	50,541
99,097	5.00%, due 4/1/39, #930871	109,866
72,664	5.00%, due 4/1/39, #930992	80,561
58,618	5.00%, due 4/1/39, #995930	64,988
205,846	4.50%, due 6/1/39, #AA7681	224,283
80,522	5.00%, due 6/1/39, #995896	89,273
143,998	4.50%, due 7/1/39, #AE8152	157,171
54,962	5.00%, due 7/1/39, #995895	60,954
374,473	4.50%, due 8/1/39, #931837	408,667
220,295	5.00%, due 8/1/39, #AC3221	244,711
1,056,848	4.00%, due 12/1/39, #AE0215	1,128,754
104,369	4.50%, due 12/1/39, #932324	113,892
15,527	4.50%, due 2/1/40, #AC8494	16,949

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 91.8% (continued)
	FNMA Pool (continued)
$56,096	4.50%, due 2/1/40, #AD1045	$61,233
57,514	4.50%, due 2/1/40, #AD2832	62,744
19,881	5.00%, due 3/1/40, #AB1186	22,042
1,174,261	5.00%, due 5/1/40, #AD6374	1,304,733
18,534	5.00%, due 6/1/40, #AD8058	20,612
212,066	5.00%, due 7/1/40, #AD4634	235,753
245,822	5.00%, due 7/1/40, #AD4994	273,484
17,107	5.00%, due 7/1/40, #AD7565	18,981
136,918	4.50%, due 8/1/40, #890236	149,412
539,453	4.50%, due 8/1/40, #AD8035	588,855
92,824	4.50%, due 8/1/40, #AD8397	101,219
180,712	4.00%, due 9/1/40, #AE4311	193,605
21,487	4.00%, due 9/1/40, #AE4312	23,019
363,903	4.50%, due 9/1/40, #AE1500	397,245
51,049	4.00%, due 10/1/40, #AE4124	54,685
182,382	4.00%, due 10/1/40, #AE6057	195,371
14,666	4.00%, due 11/1/40, #AE5156	15,710
91,473	4.50%, due 11/1/40, #AE5162	99,843
347,568	4.00%, due 12/1/40, #MA0583	372,362
99,013	4.00%, due 1/1/41, #AE4583	105,733
152,560	4.00%, due 2/1/41, #AH3200	163,421
256,992	4.50%, due 3/1/41, #AH7009	280,563
919,199	4.50%, due 4/1/41, #AH9054	1,003,510
35,113	4.50%, due 5/1/41, #AI1364	38,330
174,196	4.50%, due 5/1/41, #AI1888	190,169
1,174,239	4.50%, due 5/1/41, #AL0160	1,281,889
110,522	4.50%, due 6/1/41, #AI4815	120,640
12,940	4.00%, due 8/1/41, #AI8218	13,864
16,995	4.50%, due 9/1/41, #AH3865	18,551
52,672	4.50%, due 9/1/41, #AI4050	57,500
19,420	4.50%, due 9/1/41, #AJ0729	21,196
149,140	4.00%, due 10/1/41, #AJ4052	159,769
194,068	4.00%, due 11/1/41, #AJ4668	207,938
367,452	4.00%, due 11/1/41, #AJ5643	393,511
124,192	4.00%, due 12/1/41, #AJ3097	132,813
256,910	4.00%, due 4/1/42, #MA1028	275,249
1,493,355	3.50%, due 7/1/43, #AB9774	1,565,920
1,665,052	3.00%, due 8/1/43, #AU3363	1,709,302
25,754	4.00%, due 9/1/43, #AU6009	27,793
33,323	4.00%, due 9/1/43, #AU8524	35,703
676,119	4.00%, due 6/1/44, #AW4979	721,930
774,498	4.00%, due 9/1/44, #AS3392	828,435
27,917	4.00%, due 9/1/44, #AX4209	29,822
24,969	4.00%, due 10/1/44, #AW8456	26,671
782,812	4.00%, due 11/1/44, #AS3903	835,966
711,790	4.00%, due 11/1/44, #AS3906	760,032
530,095	3.00%, due 4/1/45, #AS4774	543,509
944,030	3.50%, due 4/1/45, #AY3376	988,730
265,542	3.00%, due 5/1/45, #AY6042	272,261
350,125	3.00%, due 6/1/45, #AZ0171	358,985
1,926,811	3.00%, due 6/1/45, #AZ0504	1,975,567
147,365	3.00%, due 6/1/45, #AZ2724	151,094
561,464	3.00%, due 6/1/45, #AZ2747	575,671
981,387	3.00%, due 6/1/45, #AZ2754	1,006,220
37,848	3.00%, due 8/1/45, #AZ5350	38,806
906,828	3.00%, due 8/1/45, #AZ7972	929,774
955,430	3.50%, due 8/1/45, #AS5699	1,000,670
478,887	3.50%, due 9/1/45, #AS5722	501,562
1,956,200	3.00%, due 10/1/45, #AZ6877	2,005,700
1,964,418	3.50%, due 12/1/45, #BA2275	2,057,444
2,896,757	3.50%, due 12/1/45, #MA2471	3,033,919
	FNMA TBA (b)
2,000,000	2.50%, due 6/15/28	2,051,094
	GNMA Pool
14,177	7.00%, due 9/15/35, #647831	15,007
56,361	5.00%, due 10/15/35, #642220	63,053
45,267	5.00%, due 11/15/35, #550718	51,100
32,694	5.50%, due 11/15/35, #650091	36,644
29,355	5.50%, due 12/15/35, #646307	33,234
40,477	5.50%, due 4/15/36, #652534	45,367
38,020	6.50%, due 6/15/36, #652593	43,511
21,191	5.50%, due 7/15/36, #608993	23,998
56,095	6.50%, due 10/15/36, #646564	64,209
40,162	6.00%, due 11/15/36, #617294	45,551

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount			Value

U.S. Government Agencies 91.8% (continued)
	GNMA Pool (continued)
$91,366	6.50%, due 12/15/36, #618753		$107,027
57,189	5.50%, due 2/15/37, #658419		64,756
145,943	6.00%, due 4/15/37, #668411		168,833
176,764	5.00%, due 8/15/37, #671463		198,321
90,797	6.00%, due 10/15/37, #664379		102,981
18,275	5.50%, due 8/15/38, #677224		20,544
78,593	5.50%, due 8/15/38, #691314		88,350
2,292	5.50%, due 12/15/38, #705632		2,572
386,464	4.50%, due 5/15/39, #717066		425,536
12,101	5.50%, due 6/15/39, #714262		13,582
433,141	5.50%, due 6/15/39, #714720		486,163
407,966	4.50%, due 7/15/39, #720160		449,911
1,059,262	5.00%, due 9/15/39, #726311		1,177,096
8,491	5.50%, due 1/15/40, #723631		9,531
16,934	5.50%, due 2/15/40, #680537		19,044
			80,797,169
Total Mortgage-Backed Securities
(cost $85,446,421)			88,794,434
U.S. GOVERNMENT
INSTRUMENTALITIES 1.6%
U.S. Treasury Notes 1.6%
	U.S. Treasury Note
1,400,000	0.75%, due 3/15/17		1,400,725
Total U.S. Government Instrumentalities
(cost $1,402,116)			1,400,725

Shares			Value

SHORT-TERM INVESTMENTS 1.9%
1,733,132	Fidelity Institutional
	Money Market Government
	Portfolio – Class I, 0.24% (c)		$1,733,132
Total Short-Term Investments
(cost $1,733,132)			1,733,132
Total Investments
(cost $88,581,669)		104.4%	91,928,291
Liabilities less Other Assets		(4.4)%	(3,891,741)
TOTAL NET ASSETS		100.0%	$88,036,550

(a)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2016.
(b)	Security purchased on a when-issued basis. As of May 31, 2016, the total cost of investments purchased on a when-issued basis was $4,110,078 or 4.7% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2016.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2016, the value of these investments was $7,997,265 or 9.1% of total net assets.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – May 31, 2016
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Assets:
Investments in securities, at value (cost $210,955,533 and $88,581,669, respectively)	$215,628,072	$91,928,291
Cash	88,233	—
Receivable for fund shares sold	101,318	19,598
Investment receivable	347,659	—
Interest receivable	2,370,158	244,760
Due from investment adviser (Note 4)	6,686	12,587
Prepaid expenses	23,503	16,436
Total assets	218,565,629	92,221,672

Liabilities:
Payable for securities purchased	1,989,200	4,110,078
Payable for fund shares redeemed	65,615	5,260
Administration fees	16,916	12,764
Custody fees	5,122	7,564
Transfer agent fees and expenses	15,427	10,706
Fund accounting fees	27,694	22,498
Audit fees	9,707	9,625
Chief Compliance Officer fee	2,025	2,037
Accrued expenses	9,735	4,590
Total liabilities	2,141,441	4,185,122
Net Assets	$216,424,188	$88,036,550

Net Assets Consist of:
Paid-in capital	$216,001,681	$85,854,296
Undistributed net investment income/(loss)	112,984	(59,448)
Accumulated net realized loss on investments	(4,363,016)	(1,104,920)
Net unrealized appreciation on investments	4,672,539	3,346,622
Net Assets	$216,424,188	$88,036,550

Net Asset Value, Offering Price and Redemption Price Per Share	$9.19	$9.76

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	23,545,854	9,024,000

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Six Months Ended May 31, 2016
(Unaudited)

	BBB	MBS
	Bond Fund	Bond Fund
Investment Income:
Interest	$4,665,285	$1,353,805
Total investment income	4,665,285	1,353,805

Expenses:
Fund accounting fees (Note 4)	51,856	41,324
Transfer agent fees and expenses (Note 4)	51,371	20,778
Administration fees (Note 4)	33,789	25,589
Registration fees	12,962	11,254
Custody fees (Note 4)	9,803	14,266
Audit fees	9,718	9,638
Trustees’ fees	5,700	4,945
Legal fees	4,766	3,816
Reports to shareholders	4,700	2,122
Chief Compliance Officer fee (Note 4)	4,496	4,499
Insurance	3,071	1,837
Miscellaneous	4,134	2,425
Total expenses	196,366	142,493
Less: Expense reimbursement from adviser (Note 4)	(34,379)	(71,565)
Net expenses	161,987	70,928
Net investment income	4,503,298	1,282,877

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investments	(2,212,753)	106,601
Net change in unrealized appreciation/(depreciation) on investments	7,335,479	603,546
Net gain on investments	5,122,726	710,147
Net increase in net assets resulting from operations	$9,626,024	$1,993,024

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Changes in Net Assets

	BBB		MBS
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended		Ended
	May 31, 2016	Year Ended	May 31, 2016	Year Ended
	(Unaudited)	Nov. 30, 2015	(Unaudited)	Nov. 30, 2015
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,503,298	$9,091,915	$1,282,877	$2,383,962
Net realized gain/(loss) on investments	(2,212,753)	(2,076,916)	106,601	328,767
Net change in unrealized appreciation/(depreciation)
on investments	7,335,479	(11,788,386)	603,546	(1,278,050)
Net increase/(decrease) in net assets
resulting from operations	9,626,024	(4,773,387)	1,993,024	1,434,679

Distributions Paid to Shareholders:
Distributions from net investment income	(4,554,704)	(9,076,694)	(1,427,229)	(2,696,856)
Distributions from net realized gains on investments	—	(1,225,464)	—	—
Total distributions	(4,554,704)	(10,302,158)	(1,427,229)	(2,696,856)

Capital Share Transactions:
Net proceeds from shares sold	14,919,327	45,792,032	8,031,614	21,310,704
Distributions reinvested	3,330,355	5,519,758	853,812	1,441,274
Payment for shares redeemed	(32,843,007)	(50,023,582)	(17,482,360)	(22,767,440)
Net increase/(decrease) in net assets
from capital share transactions	(14,593,325)	1,288,208	(8,596,934)	(15,462)
Total decrease in net assets	(9,522,005)	(13,787,337)	(8,031,139)	(1,277,639)

Net Assets, Beginning of Period	225,946,193	239,733,530	96,067,689	97,345,328
Net Assets, End of Period	$216,424,188	$225,946,193	$88,036,550	$96,067,689
Includes Undistributed Net Investment Income/(Loss) of	$112,984	$164,390	$(59,448)	$84,904

Transactions in Shares:
Shares sold	1,664,639	4,906,767	825,471	2,174,370
Shares issued on reinvestment of distributions	371,006	597,521	87,808	147,524
Shares redeemed	(3,669,337)	(5,366,781)	(1,793,859)	(2,329,050)
Net increase/(decrease) in shares outstanding	(1,633,692)	137,507	(880,580)	(7,156)

The accompanying notes are an integral part of these financial statements.

PIA Funds
BBB BOND FUND
Financial Highlights
	Six Months
	Ended
	May 31, 2016		Year Ended November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$8.97		$9.57	$9.48	$10.41	$10.18	$10.14

Income From Investment Operations:
Net investment income	0.19		0.36	0.37	0.39	0.46	0.53
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.22		(0.55)	0.43	(0.64)	0.77	0.05
Total from investment operations	0.41		(0.19)	0.80	(0.25)	1.23	0.58

Less Distributions:
Distributions from net investment income	(0.19)		(0.36)	(0.37)	(0.39)	(0.46)	(0.54)
Distributions from net realized gains on investments	—		(0.05)	(0.34)	(0.29)	(0.54)	—
Total distributions	(0.19)		(0.41)	(0.71)	(0.68)	(1.00)	(0.54)

Net asset value, end of period	$9.19		$8.97	$9.57	$9.48	$10.41	$10.18

Total Return	4.64	%++	-2.08%	8.85%	-2.49%	12.89%	5.88%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$216,424		$225,946	$239,734	$269,078	$382,911	$273,938
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+	0.15%	0.02%*	0.00%	0.00%	0.00%
Before expense reimbursement	0.18	%+	0.16%	0.15%	0.14%	0.13%	0.13%
Ratio of net investment income to average net assets:
Net of expense reimbursement	4.16	%+	3.87%	3.86%	3.99%	4.61%	5.13%
Before expense reimbursement	4.13	%+	3.86%	3.73%	3.85%	4.48%	5.00%
Portfolio turnover rate	16	%++	18%	18%	47%	75%	58%

+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
MBS BOND FUND
Financial Highlights

	Six Months
	Ended
	May 31, 2016		Year Ended November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.70		$9.82	$9.65	$10.04	$9.99	$10.14

Income From Investment Operations:
Net investment income	0.13		0.24	0.29	0.15	0.19	0.28
Net realized and unrealized gain/(loss) on investments	0.08		(0.09)	0.20	(0.23)	0.14	0.13
Total from investment operations	0.21		0.15	0.49	(0.08)	0.33	0.41

Less Distributions:
Distributions from net investment income	(0.15)		(0.27)	(0.32)	(0.24)	(0.26)	(0.35)
Distributions from net realized gains on investments	—		—	—	(0.07)	(0.02)	(0.21)
Total distributions	(0.15)		(0.27)	(0.32)	(0.31)	(0.28)	(0.56)

Net asset value, end of period	$9.76		$9.70	$9.82	$9.65	$10.04	$9.99

Total Return	2.18	%++	1.54%	5.17%	-0.74%	3.37%	4.32%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$88,037		$96,068	$97,345	$97,439	$184,502	$148,370
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15	%+	0.15%	0.03%*	0.00%	0.00%	0.00%
Before expense reimbursement	0.30	%+	0.29%	0.29%	0.22%	0.17%	0.18%
Ratio of net investment income to average net assets:
Net of expense reimbursement	2.71	%+	2.43%	2.94%	1.65%	1.90%	2.83%
Before expense reimbursement	2.56	%+	2.29%	2.68%	1.43%	1.73%	2.65%
Portfolio turnover rate	17	%++	161%	160%	290%	278%	122%
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
*	Effective October 1, 2014, the expense cap increased from 0.00% to 0.15%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2016
(Unaudited)

Note 1 – Organization
The PIA BBB Bond Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class.  Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives.  The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc.  The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that approximates that of mortgage-backed securities (“MBS”) included in the Barclays U.S. MBS Fixed Rate Index.  The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively.  Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Funds’ 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2016, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

All foreign securities owned by the BBB Bond Fund are U.S. dollar denominated.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of May 31, 2016, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Funds are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2016:

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$195,261,511	$—	$195,261,511
Sovereign Bonds	—	17,689,238	—	17,689,238
Total Fixed Income	—	212,950,749	—	212,950,749
Short-Term Investments	2,677,323	—	—	2,677,323
Total Investments	$2,677,323	$212,950,749	$—	$215,628,072

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed Securities	$—	$2,162,282	$—	$2,162,282
Residential Mortgage-Backed Securities	—	5,834,983	—	5,834,983
Mortgage-Backed Securities –
U.S. Government Agencies	—	80,797,169	—	80,797,169
U.S. Government Instrumentalities	—	1,400,725	—	1,400,725
Total Fixed Income	—	90,195,159	—	90,195,159
Short-Term Investments	1,733,132	—	—	1,733,132
Total Investments	$1,733,132	$90,195,159	$—	$91,928,291

Refer to the Funds’ schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2. The Funds held no level 3 securities during the six months ended May 31, 2016.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  Under the agreement, the Funds do not pay the Adviser an investment advisory fee.  However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser.  Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds.  Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

The Funds are responsible for their own operating expenses.  PIA has voluntarily agreed to limit the total expenses of each Fund to an annual rate of 0.15% of the Fund’s average daily net assets through at least March 28, 2017.  The Adviser may not recoup expense reimbursements in future periods.  For the six months ended May 31, 2016, the Adviser absorbed Fund expenses in the amount of $34,379 and $71,565 for the BBB Bond Fund and the MBS Bond Fund, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Funds are employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2016, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	BBB Bond Fund	MBS Bond Fund
Administration	$33,789	$25,589
Fund Accounting	51,856	41,324
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	24,781	17,060
Custody	9,803	14,266
Chief Compliance Officer	4,496	4,499

At May 31, 2016, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	BBB Bond Fund	MBS Bond Fund
Administration	$16,916	$12,764
Fund Accounting	27,694	22,498
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	8,975	9,209
Custody	5,122	7,564
Chief Compliance Officer	2,025	2,037

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$29,221,222	$36,616,347	$4,347,978	$10,416,824
MBS Bond Fund	—	982,557	15,946,642	22,849,220

Note 6 – Line of Credit
The BBB Bond Fund and the MBS Bond Fund have a line of credit in the amount of $18,400,000 and $9,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2016, the Funds did not draw upon their lines of credit.

Note 7 – Federal Income Tax Information
Net investment income and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the six months ended May 31, 2016 and the year ended November 30, 2015 was as follows:

	BBB Bond Fund		MBS Bond Fund
	May 31, 2016	Nov. 30, 2015	May 31, 2016	Nov. 30, 2015
Ordinary income	$4,554,704	$9,077,357	$1,427,229	$2,696,856
Long-term capital gains	—	1,224,801	—	—

As of November 30, 2015, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB Bond Fund	MBS Bond Fund
Cost of investments (a)	$225,920,992	$103,437,503
Gross unrealized appreciation	6,144,587	2,900,411
Gross unrealized depreciation	(8,880,875)	(172,093)
Net unrealized appreciation/(depreciation) (a)	(2,736,288)	2,728,318
Undistributed ordinary income	164,391	84,905
Undistributed long-term capital gain	—	—
Total distributable earnings	164,391	84,905
Other accumulated gains/(losses)	(2,076,916)	(1,196,764)
Total accumulated earnings/(losses)	$(4,648,813)	$1,616,459

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) in the Funds is attributable primarily to wash sales.

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)
At November 30, 2015, the Funds had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB Bond Fund	MBS Bond Fund
Short-term capital losses	$ 175,391	$ 136,871
Long-term capital losses	1,901,525	1,059,892

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Market Risk. The prices of the securities in which the Funds invest may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk. Fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Prepayment Risk. Issuers of securities held by the Funds may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Prepayment risk is a major risk of mortgage-backed securities.

BBB Bond Fund

•
Risks Associated with High Yield Securities. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities provide greater income and a greater opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

•
Foreign and Emerging Market Securities Risk. Foreign economies may differ from domestic companies in the same industry. Investment in emerging markets involves additional risks, including less social, political and economic stability, smaller securities markets and lower trading volume, restrictive national policies and less developed legal structures.

MBS Bond Fund

•
Risks Associated with Real Estate and Regulatory Actions. The securities that the MBS Bond Fund owns are dependent on real estate prices. Although some of the securities in the Fund are expected to either have a U.S. Government sponsored entity guarantee or be AAA rated by Moody’s Investors Service, Inc. (“Fitch”), if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. Any adverse regulatory action could impact the prices of the securities the Fund owns.

PIA Funds
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the MBS Bond Fund at quoted market prices.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. The principal risk of TBA transactions are increased credit risk and increased overall investment exposure.

•
CMO Risk. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

•
Risks Associated with Mortgage-Backed Securities. These risks include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk, as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, which may cause their prices to be very volatile. In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in these securities.

•
Asset-Backed Securities Risks. These risks include Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk. Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

PIA Funds
Notice to Shareholders – May 31, 2016
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-800-251-1970.

PIA Funds
Approval of Investment Advisory Agreements
(Unaudited)
At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA BBB Bond Fund (the “BBB Fund”) and PIA MBS Bond Fund (the “MBS Fund”), as well as for the PIA High Yield (MACS) Fund (the “High Yield Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Adviser to the Funds under the Advisory Agreements.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENTS.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board took into account that all shareholders of the Fund are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Funds as of June 30, 2015 on both an absolute basis and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.  The Board noted that the High Yield Fund had not yet commenced operations.

BBB Fund: The Board noted that the BBB Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for the three-year, five-year and ten-year periods and below the peer group median for the one-year period.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

The Board noted that the BBB Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median for the one-year and three-year periods, the same as the peer group median for the five-year period, and above the peer group median for the ten-year period.

The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

MBS Fund: The Board noted that the MBS Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for the one-year and since-inception periods, and only slightly below the peer group median for the three-year and five-year periods.

The Board noted that the MBS Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for all relevant periods.

The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as expense waivers and reimbursements.  The Board also considered that the Adviser does not manage any separate accounts with a similar strategy to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the BBB Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the BBB Fund.

MBS Fund: The Board noted that the Adviser has temporarily agreed, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser does not charge management fees to the MBS Fund.  The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the MBS Fund.

High Yield Fund: The Board noted that the Adviser has agreed once the Fund is launched, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.15%.  The Board noted that the Fund’s total expense ratio was significantly below its peer group median and average.  The Board noted that the Adviser will not charge management fees to the Fund.  The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including assets invested in the Fund.

PIA Funds
Approval of Investment Advisory Agreements (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that since the Adviser does not charge a management fee to the Funds, and has temporarily agreed to absorb all but 0.15% of the Funds’ ordinary operating expenses, it did not appear that there were any additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds.  The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.”  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund and High Yield Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreements for the PIA BBB Bond Fund, PIA MBS Bond and PIA High Yield (MACS) Fund would be in the best interests of the Funds and their shareholders.

PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA SHORT-TERM
SECURITIES FUND

Semi-Annual Report

May 31, 2016

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from  December 1, 2015 through May 31, 2016 regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

For the six months ended May 31, 2016, the total return for the Fund, including the reinvestment of dividends and capital gains, was 0.80%.

The Fund’s return was higher than the Fund’s benchmark index, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, which returned 0.42% for the same period.  The Fund’s total return is net of 0.39% in Fund fees and expenses for the six months ended May 31, 2016, compared to the benchmark index, which does not incur fees and expenses.  As stated in the current prospectus, the Fund’s gross expense ratio is 0.41%.

PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 28, 2017.

During the six-month fiscal period ended May 31, 2016, the Fund had a neutral duration position and a more barbelled structure, relative to the Fund’s benchmark index.  The Fund had a well-diversified allocation to investment grade corporate bonds, with maturities less than three years, which added yield to the portfolio.  The Fund was overweight in short average life/floating rate government mortgage-backed securities, which provided the portfolio with a more defensive positioning as short-term interest rates rose.  In addition, the portfolio had an allocation to floating rate private mortgage-backed securities, with enough credit support to carry a AAA or AA rating on the security, which also added yield to the portfolio, while providing support from potentially higher short-term interest rates in the future.

Bond Market in Review

The gross domestic product’s (“GDP”) quarter-over-quarter rate of growth was 0.8% for the first quarter of 2016, lower than the 1.4% during the fourth quarter of 2015.  With the unemployment rate at 4.7% and inflation under control, the U.S. Federal Reserve Board maintained its easier monetary policy by keeping the federal funds rate at 0.25% to 0.50%.  Inflation, as measured by the Consumer Price Index, was 1.0% year-over-year as of May 2016.

Yields on 2-year Treasury notes rose by 27 basis points (“bps”) from May 31, 2015 to May 31, 2016.  Yields on 5-year Treasury bonds and 30-year Treasuries decreased by 11 and 23 bps, respectively, during the same period.  Inflation being under control, as well as the volatility in oil prices, the strengthening of the U.S. dollar and geopolitical uncertainties, all contributed to the modest flattening of the yield curve.

Spreads on BBB-rated bonds over Treasuries increased during the period from 178 bps to 200 bps.  Option adjusted spreads on fixed rate agency mortgage-backed securities stayed at 18 bps, as their average life decreased from 6.5 years to 5.8 years.
1

PIA Short-Term Securities Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six month period ended May 31, 2016.  We look forward to reporting to you again with the annual report dated November 30, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The BofA Merrill Lynch 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

A yield curve is a curve that shows several yields or interest rates over different lengths of time for a similar debt security.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default).  In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor
2

PIA Short-Term Securities Fund
Expense Example – May 31, 2016
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 –5/31/16).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.39% per the operating expenses limitation agreement for the Fund.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/15	Value 5/31/16	Period 12/1/15 – 5/31/16*
Actual	$1,000.00	$1,008.00	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

3

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – May 31, 2016
(Unaudited)

Investments by Type
As a Percentage of Total Investments

4

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 45.8%

Aerospace and Defense 0.3%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18	$504,863

Autos 4.0%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16	1,251,041
	Daimler Finance
	North America LLC
1,200,000	1.45%, due 8/1/16 (a)	1,201,015
	Ford Motor Credit Co. LLC
1,000,000	2.021%, due 5/3/19	997,673
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)	999,907
	Volkswagen Group of
	America Finance LLC
1,500,000	1.024%, due 5/23/17 (a) (b)	1,488,573
	Volkswagen International
	Finance N.V.
500,000	1.125%, due 11/18/16 (a)	500,057
		6,438,266

Banks 7.6%
	Capital One N.A.
1,500,000	2.35%, due 8/17/18	1,515,935
	Discover Bank
1,000,000	2.60%, due 11/13/18	1,006,641
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16	1,201,198
	Huntington National Bank
1,500,000	2.00%, due 6/30/18	1,505,984
	KeyBank NA
1,200,000	1.10%, due 11/25/16	1,200,916
1,000,000	2.35%, due 3/8/19	1,012,053
	PNC Bank NA
1,600,000	0.937%, due 8/1/17 (b)	1,595,879
	Regions Bank
	Birmingham Alabama
1,000,000	2.25%, due 9/14/18	1,005,577
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18	1,006,287
	Toronto Dominion Bank
1,250,000	1.50%, due 9/9/16	1,252,560
		12,303,030

Biotechnology 1.0%
	Amgen, Inc.
700,000	2.30%, due 6/15/16	700,414
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18	809,842
		1,510,256

Brokers 1.5%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18	1,329,056
	Morgan Stanley
1,000,000	5.75%, due 10/18/16	1,017,556
		2,346,612

Chemicals 0.4%
	Ecolab, Inc.
565,000	3.00%, due 12/8/16	570,908

Commercial and Service Industry
Machinery Manufacturing 0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17	503,480

Commercial Finance 1.1%
	Air Lease Corp.
500,000	2.625%, due 9/4/18	498,414
	Gatx Corp.
1,280,000	1.25%, due 3/4/17	1,277,091
		1,775,505

Communications Equipment 1.3%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19	1,009,960

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Communications Equipment 1.3% (continued)
	L-3 Communications Corp.
$1,000,000	1.50%, due 5/28/17	$1,000,256
		2,010,216

Computer and Peripheral
Equipment Manufacturing 1.3%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)	2,007,318

Computer Equipment 0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17	501,166

Construction Materials Manufacturing 0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.729%, due 6/30/17 (b)	993,110

Consumer Finance 0.6%
	Visa, Inc.
1,000,000	1.20%, due 12/14/17	1,003,287

Data Processing, Hosting,
and Related Services 0.6%
	Fidelity National
	Information Services
1,000,000	1.45%, due 6/5/17	995,365

Drugs and Druggists’ Sundries
Merchant Wholesalers 1.3%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17	1,002,940
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18	1,008,428
		2,011,368

Electric Power Generation,
Transmission and Distribution 0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17	1,000,330

Electric Utilities 0.5%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16	701,412

Electrical Equipment Manufacturing 0.9%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17	1,427,279

Financial Services 0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)	1,001,834

Food 0.5%
	Kroger Co.
800,000	1.20%, due 10/17/16	801,247

Food and Beverage 1.4%
	Anheuser-Busch
	InBev Finance Inc.
500,000	1.125%, due 1/27/17	500,693
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19	1,002,018
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)	701,303
		2,204,014

Healthcare Facilities and Services 0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17	1,428,072

Home and Office Products
Manufacturing 0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18	504,488

Home Improvement 0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17	801,732

Insurance 1.3%
	Metropolitan Life
	Global Funding I
2,000,000	1.009%, due 4/10/17 (a) (b)	2,003,776

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Lessors of Real Estate 0.3%
	Arc Properties Operating
$500,000	2.00%, due 2/6/17	$501,479

Machinery Manufacturing 0.6%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17	1,002,147

Medical Equipment and
Devices Manufacturing 1.3%
	Danaher Corp.
500,000	1.65%, due 9/15/18	505,954
	St. Jude Medical, Inc.
1,000,000	2.00%, due 9/15/18	1,008,189
	Stryker Corp.
500,000	2.00%, due 3/8/19	505,084
		2,019,227

Medical Equipment and
Supplies Manufacturing 1.8%
	Becton Dickinson & Co.
500,000	1.45%, due 5/15/17	501,393
1,450,000	1.80%, due 12/15/17	1,456,614
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18	1,004,662
		2,962,669

Metals and Mining 0.3%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17	490,000

Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing 0.9%
	Harris Corp.
1,000,000	1.999%, due 4/27/18	999,639
	Medtronic, Inc.
500,000	1.50%, due 3/15/18	503,433
		1,503,072

Office Equipment 0.6%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17	1,006,222

Other Electrical Equipment and
Component Manufacturing 0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18	996,316

Other Financial Investment Activities 0.9%
	NextEra Energy
	Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17	1,508,924

Other Food Manufacturing 0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18	502,308

Other Telecommunications 0.6%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19	1,014,589

Petroleum and Coal
Products Manufacturing 0.6%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18	1,001,835

Pharmaceutical and
Medicine Manufacturing 0.3%
	Baxalta, Inc.
500,000	2.00%, due 6/22/18 (a)	497,689

Pharmaceuticals 1.7%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18	501,230
	Bayer U.S. Finance LLC
500,000	0.877%, due 10/7/16 (a) (b)	500,270
	Mylan, Inc.
800,000	1.80%, due 6/24/16	800,398
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16	997,687
		2,799,585

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Real Estate 0.6%
	Ventas Realty LP
$1,000,000	1.25%, due 4/17/17	$998,876

Restaurants 0.3%
	McDonald’s Corp.
500,000	2.10%, due 12/7/18	507,891

Retail 0.6%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16	1,001,827

Retail - Consumer Discretionary 1.0%
	eBay, Inc.
1,600,000	0.834%, due 7/28/17 (b)	1,591,627

Retail - Consumer Staples 0.9%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19	1,406,993

Software and Services 1.6%
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18	1,465,084
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17	1,002,202
		2,467,286
Supermarkets & Pharmacies 0.3%
	Walgreens Boots Alliance, Inc.
500,000	1.75%, due 5/30/18	500,879

Total Corporate Bonds
(cost $73,455,984)		73,630,375

MORTGAGE-BACKED SECURITIES 23.1%

Commercial Mortgage-Backed Securities 1.6%
	Hilton USA Trust
	1.436%, due 11/5/30, Series
1,813,429	2013-HLF, Class AFL (a) (b)	1,813,625
	Hyatt Hotel Portfolio Trust
	2.134%, due 11/15/29, Series
750,000	2015-HYT, Class B (a) (b)	744,066
		2,557,691
Residential Mortgage-Backed Securities 16.2%
	American Homes 4 Rent
	1.784%, due 6/17/31, Series
2,500,000	2014-SFR1, Class B (a) (b)	2,450,581
	American Residential
	Property Trust
	2.185%, due 9/17/31, Series
3,000,000	2014-SFR1, Class B (a) (b)	2,965,066
	BlueVirgo Trust
	3.00%, due 12/15/22,
4,025,213	Series 15-1A (a)	4,011,652
	Colony American Homes
	1.785%, due 5/17/31, Series
2,250,000	2014-1A, Class B (a) (b)	2,211,767
	Equity Mortgage Trust
	1.288%, due 5/8/31, Series
1,529,942	2014-INNS, Class A (a) (b)	1,514,717
	Invitation Homes Trust
	1.791%, due 12/17/30, Series
4,000,000	2013-SFR1, Class B (a) (b)	3,938,162
	1.934%, due 6/17/31, Series
4,000,000	2014-SFR1, Class B (a) (b)	3,944,368
	PFS Tax Lien Trust
	1.44%, due 5/15/29,
630,424	Series 2014-1 (a)	626,861
	Silver Bay Realty Trust
	1.884%, due 9/17/31, Series
3,000,000	2014-1, Class B (a) (b)	2,951,423
	Starwood Waypoint
	Residential Trust
	1.734%, due 1/17/32, Series
1,486,949	2014-1, Class A (a) (b)	1,479,101
		26,093,698
U.S. Government Agencies 5.3%
	FHLMC ARM Pool (b)
3,305	2.605%, due 2/1/22, #845113	3,393
18,178	2.124%, due 10/1/22, #635206	18,637
3,904	2.63%, due 6/1/23, #845755	3,984
6,327	2.955%, due 2/1/24, #609231	6,370

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

U.S. Government Agencies 5.3% (continued)
	FHLMC ARM Pool (b) (continued)
$293,502	2.613%, due 1/1/25, #785726	$306,590
9,681	2.658%, due 1/1/33, #1B0668	9,896
392,861	2.608%, due 10/1/34, #782784	418,483
145,168	2.552%, due 12/1/34, #1G0018	152,768
100,449	2.863%, due 4/1/36, #847671	105,906
	FHLMC Pool
151,388	5.00%, due 10/1/38, #G04832	166,833
	FNMA ARM Pool (b)
20,459	3.040%, due 7/1/25, #555206	20,559
71,358	1.931%, due 7/1/27, #424953	71,975
70,950	2.652%, due 3/1/28, #556438	73,427
72,525	2.474%, due 6/1/29, #508399	74,332
191,263	2.380%, due 4/1/30, #562912	198,251
56,264	2.813%, due 10/1/30, #670317	58,511
39,184	2.365%, due 9/1/31, #597196	39,318
25,689	2.527%, due 11/1/31, #610547	26,283
351,940	2.441%, due 10/1/33, #743454	369,562
751,735	2.625%, due 11/1/33, #755253	801,446
1,287,036	2.695%, due 5/1/34, #AC5719	1,364,657
352,338	2.363%, due 7/1/34, #779693	371,177
259,962	2.239%, due 10/1/34, #795136	270,562
46,390	2.498%, due 1/1/35, #805391	48,812
91,766	2.399%, due 10/1/35, #845041	96,590
156,965	2.483%, due 10/1/35, #846171	165,776
410,163	2.440%, due 1/1/36, #849264	429,593
85,037	2.969%, due 6/1/36, #872502	88,843
516,426	2.512%, due 1/1/37, #906389	545,585
603,791	2.974%, due 3/1/37, #907868	642,419
47,308	2.375%, due 10/1/37, #955963	48,471
263,295	2.890%, due 11/1/37, #953653	272,464
	FNMA Pool
423,903	5.00%, due 6/1/40, #AD5479	472,742
49,360	4.00%, due 11/1/41, #AJ3797	52,776
	GNMA II ARM Pool (b)
6,147	2.00%, due 11/20/21, #8871	6,284
32,316	2.00%, due 10/20/22, #8062	33,181
102,467	2.00%, due 11/20/26, #80011	105,985
	GNMA II ARM Pool (b) (continued)
26,315	2.00%, due 11/20/26, #80013	27,243
15,179	2.00%, due 12/20/26, #80021	15,721
6,469	2.00%, due 1/20/27, #80029	6,704
111,086	1.875%, due 7/20/27, #80094	114,760
144,749	1.875%, due 8/20/27, #80104	149,505
6,639	2.00%, due 10/20/27, #80122	6,875
54,219	2.00%, due 1/20/28, #80154	56,258
117,857	2.00%, due 10/20/29, #80331	122,357
23,739	2.00%, due 11/20/29, #80344	24,621
		8,466,485
Total Mortgage-Backed Securities
(cost $36,953,689)		37,117,874

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES 30.1%

U.S. Government Agencies 17.7%
5,000,000	FHLB
	0.875%, due 5/24/17	5,004,225
	FHLMC
5,000,000	0.50%, due 1/27/17	4,994,570
1,500,000	1.00%, due 3/8/17	1,503,218
5,000,000	0.75%, due 7/14/17	4,998,215
	FNMA
6,000,000	0.625%, due 8/26/16	6,002,262
6,000,000	1.00%, due 9/27/17	6,014,502
		28,516,992
U.S. Treasury Notes 12.4%
	U.S. Treasury Note
1,000,000	0.875%, due 9/15/16	1,001,408
6,500,000	0.75%, due 1/15/17	6,506,441
4,000,000	0.75%, due 3/15/17	4,002,072
4,500,000	1.00%, due 3/15/19	4,500,176
4,000,000	0.875%, due 4/15/19	3,984,376
		19,994,473
Total U.S. Government Agencies
and Instrumentalities
(cost $48,513,018)		48,511,465

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS 0.8%
1,362,894	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 0.24% (c)	$1,362,894
Total Short-Term Investments
(cost $1,362,894)		1,362,894
Total Investments
(cost $160,285,585)	99.8%	160,622,608
Other Assets less Liabilities	0.2%	319,476
TOTAL NET ASSETS	100.0%	$160,942,084

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of May 31, 2016, the value of these investments was $39,553,131 or 24.6% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2016.
(c)	Rate shown is the 7-day annualized yield as of May 31, 2016.

ARM – Adjustable Rate Mortgage
FHLB – Federal Home Loan Bank
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.
10

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – May 31, 2016
(Unaudited)

Assets:
Investments in securities, at value (cost $160,285,585)	$160,622,608
Receivable for securities sold	9,912
Receivable for fund shares sold	678,827
Interest receivable	413,467
Prepaid expenses	29,866
Total assets	161,754,680

Liabilities:
Payable for fund shares redeemed	204,728
Payable for securities purchased	499,815
Distribution payable	49
Investment advisory fees	26,400
Administration fees	14,436
Custody fees	4,613
Transfer agent fees and expenses	17,278
Fund accounting fees	23,358
Audit fees	9,706
Legal fees	1,547
Chief Compliance Officer fee	2,037
Accrued expenses	8,629
Total liabilities	812,596
Net Assets	$160,942,084

Net Assets Consist of:
Paid-in capital	$161,122,501
Undistributed net investment loss	(18,339)
Accumulated net realized loss on investments	(499,101)
Net unrealized appreciation on investments	337,023
Net Assets	$160,942,084

Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	16,051,752

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Operations – Six Months Ended May 31, 2016
(Unaudited)

Investment Income:
Interest	$1,078,868
Total investment income	1,078,868

Expenses:
Investment advisory fees (Note 4)	161,184
Fund accounting fees (Note 4)	42,800
Transfer agent fees and expenses (Note 4)	35,873
Administration fees (Note 4)	28,209
Registration fees	14,461
Audit fees	9,718
Custody fees (Note 4)	9,134
Trustees’ fees	5,261
Chief Compliance Officer fee (Note 4)	4,500
Legal fees	4,388
Reports to shareholders	4,305
Insurance	2,292
Miscellaneous	3,174
Total expenses	325,299
Less: Fee waiver by adviser (Note 4)	(10,991)
Net expenses	314,308
Net investment income	764,560

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(18,723)
Net change in unrealized depreciation on investments	499,394
Net gain on investments	480,671
Net increase in net assets resulting from operations	$1,245,231

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Six Months
	Ended
	May 31, 2016	Year Ended
	(Unaudited)	Nov. 30, 2015
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$764,560	$1,065,796
Net realized loss on investments	(18,723)	(30,332)
Net change in unrealized appreciation/(depreciation) on investments	499,394	(495,792)
Net increase in net assets resulting from operations	1,245,231	539,672

Distributions Paid to Shareholders:
Distributions from net investment income	(810,164)	(1,308,475)
Total distributions paid to shareholders	(810,164)	(1,308,475)

Capital Share Transactions:
Proceeds from shares sold	31,975,252	106,605,634
Distributions reinvested	542,219	829,618
Payment for shares redeemed	(28,017,488)	(105,968,336)
Net increase in net assets from capital share transactions	4,499,983	1,466,916
Total increase in net assets	4,935,050	698,113

Net Assets, Beginning of Period	156,007,034	155,308,921
Net Assets, End of Period	$160,942,084	$156,007,034
Includes Undistributed Net Investment Income/(Loss) of	$(18,339)	$27,265

Transactions in Shares:
Shares sold	3,199,358	10,606,100
Shares issued on reinvestment of distributions	54,228	82,636
Shares redeemed	(2,801,240)	(10,539,932)
Net increase in shares outstanding	452,346	148,804

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Financial Highlights

	Six Months
	Ended
	May 31, 2016		Year Ended November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$10.00		$10.05	$10.08	$10.10	$10.10	$10.11

Income From Investment Operations:
Net investment income	0.05		0.07	0.05	0.05	0.04	0.05
Net realized and unrealized gain/(loss) on investments	0.03		(0.03)	(0.02)	(0.02)	0.00 *	(0.00)*
Total from investment operations	0.08		0.04	0.03	0.03	0.04	0.05

Less Distributions:
Distributions from net investment income	(0.05)		(0.09)	(0.06)	(0.05)	(0.04)	(0.06)
Total distributions	(0.05)		(0.09)	(0.06)	(0.05)	(0.04)	(0.06)

Net asset value, end of period	$10.03		$10.00	$10.05	$10.08	$10.10	$10.10

Total Return	0.80	%++	0.37%	0.33%	0.34%	0.41%	0.47%

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$160,942		$156,007	$155,309	$139,347	$170,344	$171,508
Ratio of expenses to average net assets:
Net of fee waivers and reimbursements	0.39	%+	0.39%	0.38%	0.35%	0.35%	0.35%
Before fee waivers and reimbursements	0.40	%+	0.41%	0.40%	0.43%	0.38%	0.39%
Ratio of net investment income to average net assets:
Net of fee waivers and reimbursements	0.95	%+	0.69%	0.56%	0.49%	0.36%	0.51%
Before fee waivers and reimbursements	0.94	%+	0.67%	0.54%	0.41%	0.33%	0.47%
Portfolio turnover rate	12	%++	60%	38%	56%	53%	11%

*	Amount is less than $0.01.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016
(Unaudited)

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Fund’s 2016 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2016, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
16

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.
17

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2016, Pacific Income Advisers, Inc., the adviser, has determined that the Rule 144A securities held by the Fund are considered liquid.

The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
18

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$73,630,375	$—	$73,630,375
Mortgage-Backed Securities	—	37,117,874	—	37,117,874
U.S. Government Agencies
and Instrumentalities	—	48,511,465	—	48,511,465
Total Fixed Income	—	159,259,714	—	159,259,714
Short-Term Investments	1,362,894	—	—	1,362,894
Total Investments	$1,362,894	$159,259,714	$—	$160,622,608

Refer to the Fund’s schedule of investments for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  The Fund held no level 3 securities during the six months ended May 31, 2016.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the six months ended May 31, 2016, the Fund incurred $161,184 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.39% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended May 31, 2016, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $10,991.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $194,064 at May 31, 2016.  The expense limitation will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:
19

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Year	Amount
2016	$112,599
2017	34,840
2018	35,634
2019	10,991
$194,064

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

The officers and the Chief Compliance Officer of the Fund are employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended May 31, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration	$28,209
Fund Accounting	42,800
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	28,771
Custody	9,134
Chief Compliance Officer	4,500

At May 31, 2016, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration	$14,436
Fund Accounting	23,358
Transfer Agency
(excludes out-of-pocket expenses and sub-ta fees)	14,364
Custody	4,613
Chief Compliance Officer	2,037

20

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities

Non-Government		Government
Purchases	Sales	Purchases	Sales
$9,414,070	$14,529,282	$24,494,206	$3,988,455

Note 6 – Line of Credit
The Fund has a line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the six months ended May 31, 2016.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2016 and the year ended November 30, 2015 was as follows:

	May 31, 2016	November 30, 2015
Ordinary income	$810,164	$1,308,475

As of November 30, 2015, the most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$154,905,891
Gross unrealized appreciation	560,234
Gross unrealized depreciation	(725,767)
Net unrealized depreciation	(165,533)
Undistributed ordinary income	27,265
Undistributed long-term capital gains	—
Total distributable earnings	27,265
Other accumulated losses	(477,216)
Total accumulated earnings	$615,484

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

			Long-Term
2017	2018	2019	Indefinite	Total
$45,313	$56,182	$63,174	$312,547	$477,216

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

21

PIA Short-Term Securities Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

•
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic developments and perceptions about the creditworthiness of individual issuers.

•
Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates.  Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise.  Prepayment risk is a major risk of mortgage-backed securities.

•
Risks Associated with Asset-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above).  Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.  When interest rates decline, the prepayment of assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

•
Risks Associated with Mortgage-Backed Securities.  These include Market Risk, Interest Rate Risk, Credit Risk and Prepayment Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  In particular, events related to the U.S. housing market in recent years have had a severe negative impact on the value of some mortgage-backed securities and resulted in an increased risk associated with investments in the securities.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Fund at quoted market prices.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
Risks Associated with Inflation and Deflation.  Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time.  Deflation risk is the risk that prices throughout the economy decline over time – the opposite of inflation.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”).  High yield securities provide greater income and opportunity for gains than higher-rated securities but entail greater risk of loss of principal.

22

PIA Short-Term Securities Fund
Notice to Shareholders – May 31, 2016
(Unaudited)
How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.
23

PIA Funds
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA Short-Term Securities Fund (the “Short-Term Securities Fund”), and also for the PIA Short Duration Bond Fund (the “Short Duration Bond Fund”), which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Short-Term Securities Fund as of June 30, 2015 on both an absolute basis and in comparison to an appropriate securities benchmark and its peer funds utilizing Lipper and Morningstar classifications.  As the Short Duration Bond Fund had not commenced operations, it had no performance to consider.  While the Board considered both short-term and long-term performance for the Short-Term Securities Fund, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Short-Term Securities Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the three-year and five-year periods and above its peer group median for the one-year and ten-year periods.

24

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board noted that the Short-Term Securities Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the three-year and five-year periods and above its peer group median for the one-year and ten-year periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund was generally in line with its similarly managed accounts for all relevant periods, and reviewed the performance of the Fund against broad-based securities market benchmarks.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of each Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds as well as fees charged by the Adviser to other similarly managed accounts.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Short-Term Securities Fund were generally in line with or comparable to the fees charged by the Adviser to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts of similar size, it was largely a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

Short-Term Securities Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39% (the “Expense Cap”).  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also noted that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Adviser from the Fund during the most recent fiscal period were below the peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged by the Adviser to its separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

Short Duration Bond Fund:  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.00% for Class A shares and 0.75% for Class I shares (the “Expense Caps”).  Additionally, the Board noted that the Fund’s estimated total expense ratio was below its peer group median and its peer group average for the Class I shares and above its peer group median and average for the Class A shares.  The Board also noted that the Fund’s contractual advisory fee was above its peer group median and below its peer group average.  As a result, the Trustees noted that the Fund’s estimated expenses and advisory fee were not outside the range of its peer group.

25

PIA Funds
Approval of Investment Advisory Agreement (continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional benefits derived by the Adviser from its relationship with the Funds, such as benefits to be received in exchange for Rule 12b-1 fees from the Short Duration Bond Fund.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund and Short Duration Bond Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the PIA Short-Term Securities Fund and PIA Short Duration Bond Fund would be in the best interests of the Funds and their shareholders.

26

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103
Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA HIGH YIELD FUND
Institutional Class

Semi-Annual Report

May 31, 2016

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the six-month fiscal period from December 1, 2015 through May 31, 2016, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.

The Fund modestly trailed its benchmark, the Barclays U.S. Corporate High-Yield Index (the “Index”), returning 5.01%, after fees and expenses, for the six-month period ended May 31, 2016 versus 5.34% for the Index.

As stated in the current prospectus, the Fund’s gross expense ratio is 0.93% and the Fund’s net expense ratio is 0.75%.  PIA has temporarily agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets through at least March 28, 2017.

The Fund performed relatively well in a volatile market during the period.  Credit selection within the metals & mining sector was the primary driver for the modest underperformance for the six-month period ended May 31, 2016. The metals & mining sector having been plagued for some time by the slowing China economy and the resulting negative impact on the price of industrial commodities worldwide, experienced a reversal of fortune in the six-month period ended May 31, 2016. The combination of reduced China steel production combined with recently imposed U.S. tariffs fueled the sector’s performance for the period.  The  Fund has been underweight this sector, moreover, it had a zero weighting in the mining extraction subsector as well as the steel producing subsector, both of which were the leading performers during the six-month period ended May 31, 2016.  Aside from the metals & mining sector, superior credit selection across the high yield risk spectrum continued to buoy the Fund’s performance.  The Fund’s Ba’s and B’s returned 5.43% and 4.15%, respectively, outperforming the Barclays U.S. Corporate High-Yield Index relevant sub-index by 59 basis points (“bps”) and 23 bps, respectively.  The Fund’s Caa’s performed well returning 9.12% for the period, although the Caa holdings performance trailed the relevant sub-index performance by 10 bps.

High yield market average spreads tightened from 648 bps to 601 bps for the period December 1, 2015 through

May 31, 2016, while the yield-to-worst decreased to 7.31% from 8.02% at the beginning of the period (Barclays U.S. Corporate High-Yield Index).  Additionally, the Index average price climbed from $91.97 to $95.12.  Investor risk aversion that emerged in the later part of the previous fiscal year ended November 30, 2015, persisted for the first three months of the six-month period ended May 31, 2016.  The market posted its worst January performance since 2008. The market had very little appetite for Caa credits in the first three months of this period and Caa spreads widened out to 1478 bps, levels not seen since the financial crisis. News regarding the oil production outages in Canada, Nigeria, and Libya seemed to provide an inflection point for the market in the later part of February. With the return of a “risk on” mentality, the market return in March was the highest monthly return since October 2011 led by very strong performance by Caa credits, most notably in the previously stricken commodity sectors (energy and metals & mining).  After posting near double digit negative returns for the first three months of this period, investors flocked to Caa credits in the final three months fueling 20 plus percent returns for the three months ended May 31, 2016. With the resurgence in demand Caa credits the spread for Caa credits declined by 410 bps down to 1068 bps at the end of May.  As is often the case in a “risk on” environment the spread differential between Caa credits and B credits narrowed considerably (257 bps) in the final three months of the period.
1

PIA High Yield Fund

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the six months ended May 31, 2016.  We look forward to reporting to you again with the annual report dated November 30, 2016.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks may increase for emerging markets.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds.  Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc.,  Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings.  The index excludes emerging markets debt.  You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential.  Bond rating services are provided by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., and Fitch Ratings, Inc.  Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). In limited situations when the rating agency has not issued a formal rating, the investment adviser will classify the security as non-rated.

Yield to worst is calculated by using the lower of the yield to maturity or the yield to call after considering all possible call dates prior to maturity.

Basis point equals 1/100th of 1%.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Current and future portfolio holdings are subject to risk.

Quasar Distributors, LLC, Distributor
2

PIA High Yield Fund
Expense Example – May 31, 2016
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA High Yield Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/15 – 5/31/16).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  Prior to January 1, 2015, actual net expenses were limited to 0.98% of the Fund’s average daily net assets per the operating expenses limitation agreement.  Effective January 1, 2015, Pacific Income Advisers, Inc., the Fund’s adviser, has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets.  Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 12/1/15	Value 5/31/16	Period 12/1/15 – 5/31/16*
Actual	$1,000.00	$1,050.10	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.35	$3.69

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratio of the PIA High Yield Fund is 0.73%.

3

PIA High Yield Fund
Allocation of Portfolio Assets – May 31, 2016
(Unaudited)
Investments by Sector
As a Percentage of Total Investments

4

PIA High Yield Fund
Schedule of Investments – May 31, 2016
(Unaudited)

Principal Amount		Value

CORPORATE BONDS 91.8%

Advertising & Marketing 0.9%
	Lamar Media Corp.
$1,250,000	5.75%, due 2/1/26 (b)	$1,318,750

Aerospace/Defense 3.2%
	Gencorp, Inc.
1,150,000	7.125%, due 3/15/21	1,216,125
	Kratos Defense &
	Security Solutions, Inc.
1,538,000	7.00%, due 5/15/19	1,222,710
	Moog, Inc.
940,000	5.25%, due 12/1/22 (b)	959,975
	Transdigm, Inc.
1,050,000	6.00%, due 7/15/22	1,073,625
		4,472,435

Apparel & Textile Products 0.4%
	HanesBrands, Inc.
550,000	4.875%, due 5/15/26 (b)	553,438

Auto Parts Manufacturing 0.6%
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)	879,750

Basic Chemical Manufacturing 0.3%
	Platform Specialty
	Products Corp.
460,000	6.50%, due 2/1/22 (b)	410,838

Biotechnology 0.8%
	Concordia Healthcare Corp.
1,250,000	7.00%, due 4/15/23 (b)	1,167,188

Building Materials 2.0%
	U.S. Concrete, Inc.
625,000	8.50%, due 12/1/18	653,219
880,000	6.375%, due 6/1/24 (b)	882,199
	USG Corp.
500,000	5.875%, due 11/1/21 (b)	527,185
750,000	5.50%, due 3/1/25 (b)	799,688
		2,862,291

Casinos and Gaming 0.8%
	MGM Resorts International
1,010,000	6.00%, due 3/15/23	1,057,975

Chemical and Allied Products
Merchant Wholesalers 1.1%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)	1,468,705

Chemicals 8.8%
	Consolidated Energy
	Finance SA
1,350,000	6.75%, due 10/15/19 (b)	1,269,000
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)	573,000
	H.I.G. BBC Intermediate
	Holdings Corp.
158,437	10.50%, due 9/15/18 (b)	119,620
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20	1,171,350
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)	711,375
	Kissner Milling Company Ltd.
1,150,000	7.25%, due 6/1/19 (b)	1,155,750
	LSB Industries, Inc.
1,450,000	7.75%, due 8/1/19	1,486,249
	Momentive Performance
	Materials, Inc.
165,000	3.88%, due 10/24/21	132,825
	Nexeo Solutions LLC
1,500,000	8.375%, due 3/1/18	1,500,000
	Omnova Solutions, Inc.
976,000	7.875%, due 11/1/18 (c)	983,320
	Rentech Nitrogen Partners L.P.
900,000	6.50%, due 4/15/21 (b)	916,875
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)	174,375
	Trinseo Materials
	Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)	1,035,000

The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Chemicals 8.8% (continued)
	Tronox Worldwide LLC
$1,400,000	6.375%, due 8/15/20	$1,085,000
		12,313,739

Commercial and Service Industry
Machinery Manufacturing 0.6%
	ATS Automation
	Tooling Systems, Inc.
750,000	6.50%, due 6/15/23 (b)	771,563

Communications Equipment
Manufacturing 0.6%
	Plantronics, Inc.
800,000	5.50%, due 5/31/23 (b)	798,000

Construction Machinery 2.6%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22	1,521,450
	Jurassic Holdings III
1,700,000	6.875%, due 2/15/21 (b)	1,173,000
	NES Rentals Holding, Inc.
950,000	7.875%, due 5/1/18 (b)	926,250
		3,620,700

Construction Materials Manufacturing 0.4%
	GCP Applied Technologies Inc.
500,000	9.50%, due 2/1/23 (b)	556,250

Consumer Cyclical Services 2.7%
	APX Group, Inc.
175,000	6.375%, due 12/1/19	174,125
1,060,000	8.75%, due 12/1/20	969,900
	GEO Group, Inc.
950,000	5.875%, due 1/15/22	969,000
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)	705,175
	West Corp.
1,110,000	5.375%, due 7/15/22 (b)	1,008,713
		3,826,913

Consumer Finance 0.5%
	First Data Corp.
720,000	5.75%, due 1/15/24 (b)	722,700

Consumer Products 1.4%
	Acco Brands Corp.
500,000	6.75%, due 4/30/20	530,625
	Central Garden & Pet Co.
1,300,000	6.125%, due 11/15/23	1,355,250
		1,885,875

Consumer Services 3.5%
	CEB Inc.
1,120,000	5.625%, due 6/15/23 (b)	1,114,400
	Modular Space Corp.
1,380,000	10.25%, due 1/31/19 (b)	707,250
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22	754,375
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21	1,203,000
	United Rentals
	(North America), Inc.
550,000	6.125%, due 6/15/23	570,625
500,000	5.75%, due 11/15/24	503,750
		4,853,400

Containers & Packaging 0.9%
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)	1,202,925

Converted Paper Product
Manufacturing 0.4%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)	557,550

Distributors 1.0%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20	196,000
775,000	6.50%, due 5/1/21	736,250
500,000	6.75%, due 1/15/22	472,500
		1,404,750

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Diversified Manufacturing 2.0%
	Griffon Corp.
$1,100,000	5.25%, due 3/1/22	$1,090,375
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)	377,500
	WESCO Distribution, Inc.
1,250,000	5.375%, due 12/15/21	1,287,500
		2,755,375

Electric 0.8%
	NRG Energy, Inc.
1,145,000	6.625%, due 3/15/23	1,142,138

Electrical Equipment Manufacturing 0.8%
	General Cable Corp.
1,250,000	5.75%, due 10/1/22 (h)	1,175,000

Entertainment Resources 1.0%
	Live Nation Entertainment, Inc.
580,000	5.375%, due 6/15/22 (b)	603,200
	Regal Entertainment Group
750,000	5.75%, due 3/15/22	776,250
		1,379,450

Environmental 1.1%
	Casella Waste Systems, Inc.
1,460,000	7.75%, due 2/15/19	1,491,937

Finance 0.3%
	National Financial
	Partners Corp.
400,000	9.00%, due 7/15/21 (b)	391,000

Financial Services 0.7%
	Argos Merger Sub, Inc.
1,000,000	7.125%, due 3/15/23 (b)	1,015,000

Food and Beverage 3.3%
	Bumble Bee Acquisition Corp.
1,100,000	9.00%, due 12/15/17 (b)	1,116,500
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)	353,350
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22	759,200
	Dean Foods Co.
1,200,000	6.50%, due 3/15/23 (b)	1,253,999
	Pilgrim’s Pride Corp.
1,140,000	5.75%, due 3/15/25 (b)	1,154,968
		4,638,017
Gaming 0.7%
	Scientific Games Corp.
1,035,000	8.125%, due 9/15/18	1,009,125

Healthcare 0.8%
	Examworks Group, Inc.
1,000,000	5.625%, due 4/15/23	1,076,250

Industrial – Other 4.0%
	Brand Energy &
	Infrastructure Services, Inc.
1,200,000	8.50%, due 12/1/21 (b)	1,146,000
	Cleaver-Brooks, Inc.
1,250,000	8.75%, due 12/15/19 (b)	1,240,625
	Liberty Tire Recycling
	Holdco, LLC
476,934	11.00%, due 3/31/21 (b) (f) (i)	313,584
	Safway Group Holding LLC
1,250,000	7.00%, due 5/15/18 (b)	1,268,750
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)	354,375
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)	1,265,438
		5,588,772

Machinery Manufacturing 0.8%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)	571,300
	Manitowoc Foodservice, Inc.
490,000	9.50%, due 2/15/24 (b)	541,450
		1,112,750

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Manufactured Goods 1.5%
	Gates Global LLC
$1,000,000	6.00%, due 7/15/22 (b)	$882,250
	Gibraltar Industries, Inc.
1,200,000	6.25%, due 2/1/21 (h)	1,224,660
		2,106,910

Media Entertainment 0.5%
	Nielsen Finance LLC
680,000	5.00%, due 4/15/22 (b)	697,850

Media Non-Cable 1.7%
	CBS Outdoor Americas
	Capital, LLC
960,000	5.625%, due 2/15/24	997,200
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)	722,100
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)	598,500
		2,317,800

Medical Equipment and
Devices Manufacturing 0.4%
	Mallinckrodt International
	Finance S.A.
560,000	5.625%, due 10/15/23 (b)	529,200

Medical Equipment and
Supplies Manufacturing 0.5%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23 (b)	651,062

Metals and Mining 3.5%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)	482,375
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16	184,375
	Emeco Pty Limited
600,000	9.875%, due 3/15/19 (b)	315,000
	Graftech International Ltd.
640,000	6.375%, due 11/15/20	428,800
	Rain CII Carbon, LLC
450,000	8.00%, due 12/1/18 (b)	393,188
500,000	8.25%, due 1/15/21 (b)	386,250
	Suncoke Energy, Inc.
4,000	7.625%, due 8/1/19	3,860
300,000	7.375%, due 2/1/20 (b)	242,250
1,530,000	7.375%, due 2/1/20 (b)	1,235,475
	Teck Resources Ltd.
550,000	8.50%, due 6/1/24 (b)	565,125
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)	669,750
		4,906,448

Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 1.0%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)	1,445,400

Oil & Gas 0.3%
	FTS International, Inc.
360,000	8.134%, due 6/15/20 (b) (c)	302,294
480,000	6.25%, due 5/1/22	146,400
		448,694

Oil Field Services 1.5%
	CHC Helicopter SA
450,000	9.25%, due 10/15/20 (j)	201,375
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)	979,200
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)	907,500
		2,088,075

Packaging 4.3%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19	1,028,258
	Beverage Packaging Holdings
1,200,000	6.00%, due 6/15/17 (b)	1,202,970
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)	873,000

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Packaging 4.3% (continued)
	Coveris Holdings S.A.
$1,400,000	7.875%, due 11/1/19 (b)	$1,379,000
	Dispensing Dynamics
	International, Inc.
942,000	12.50%, due 1/1/18 (b)	899,139
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)	430,500
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20	113,713
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17	51,750
		5,978,330

Paper 6.0%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)	774,200
480,000	5.75%, due 7/15/23 (b)	465,600
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23	1,004,700
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)	666,000
	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22	1,468,124
	Neenah Paper, Inc.
900,000	5.25%, due 5/15/21 (b)	906,750
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)	288,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20	406,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)	1,022,999
	Xerium Technologies, Inc.
1,440,000	8.875%, due 6/15/18	1,368,000
		8,370,373

Petroleum and Petroleum Products
Merchant Wholesalers 0.8%
	Sunoco LP
260,000	5.50%, due 8/1/20 (b)	258,375
920,000	6.375%, due 4/1/23 (b)	915,400
		1,173,775

Pharmaceutical and Medicine
Manufacturing 0.5%
	Endo Finance LLC &
	Endo Finco, Inc.
170,000	5.875%, due 1/15/23 (b) (h)	147,475
	Endo Finance LLC/Endo
	Ltd./Endo Finco, Inc.
700,000	6.00%, due 7/15/23 (b)	616,287
		763,762
Pharmaceuticals 1.6%
	Capsugel Holdings US, Inc.
387,000	7.00%, due 5/15/19 (b)	388,451
	Horizon Pharma, Inc.
1,260,000	6.625%, due 5/1/23	1,171,800
	NBTY, Inc.
700,000	7.625%, due 5/15/21 (b)	715,750
		2,276,001

Pipelines 1.5%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22	640,100
	Rose Rock Midstream, L.P.
1,000,000	5.625%, due 7/15/22	867,500
	Summit Midstream
	Holdings, LLC
10,000	7.50%, due 7/1/21	9,325
700,000	5.50%, due 8/15/22	577,500
		2,094,425

Plastics Product Manufacturing 0.7%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23	1,034,800

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount		Value

Printing and Related
Support Activities 0.7%
	Multi-Color Corp.
$950,000	6.125%, due 12/1/22 (b)	$970,188

Publishing & Broadcasting 1.9%
	LIN Television Corp.
1,490,000	5.875%, due 11/15/22	1,514,213
	Townsquare Media, Inc.
1,200,000	6.50%, due 4/1/23 (b)	1,159,500
		2,673,713

Railroad 0.7%
	Watco Companies, Inc.
1,000,000	6.375%, due 4/1/23 (b)	1,000,000

Resin, Synthetic Rubber, and
Artificial Synthetic Fibers and
Filaments Manufacturing 1.1%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23	1,533,750

Retail – Consumer Discretionary 1.9%
	Beacon Roofing Supply, Inc.
1,200,000	6.375%, due 10/1/23	1,278,000
	Hillman Company, Inc.
1,450,000	6.375%, due 7/15/22 (b)	1,315,875
		2,593,875

Scientific Research and
Development Services 0.2%
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)	223,850

Software and Services 2.3%
	Ensemble S Merger Sub, Inc.
1,200,000	9.00%, due 9/30/23 (b)	1,206,000
	Italics Merger Sub, Inc.
1,170,000	7.125%, due 7/15/23 (b)	1,120,275

	SS&C Technologies
	Holdings, Inc.
860,000	5.875%, due 7/15/23	898,700
		3,224,975

Technology 0.8%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22	1,097,250

Transportation and Logistics 2.3%
	Accuride Corp.
1,350,000	9.50%, due 8/1/18	1,147,500
	Martin Midstream Partners L.P.
750,000	7.25%, due 2/15/21	699,375
	Mobile Mini, Inc.
1,350,000	5.875%, due 7/1/24 (b)	1,387,125
		3,234,000

Transportation Services 1.4%
	LBC Tank Terminals Holding
750,000	6.875%, due 5/15/23 (b)	727,500
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)	1,262,500
		1,990,000

Waste & Environment
Services & Equipment 0.9%
	Clean Harbors, Inc.
400,000	5.125%, due 6/1/21 (b)	406,000
	GFL Environmental Inc.
810,000	9.875%, due 2/1/21 (b)	868,725
		1,274,725

Wireline Telecommunications Services 0.9%
	Consolidated Communications
850,000	6.50%, due 10/1/22	777,750
	Zayo Group, LLC
460,000	6.375%, due 5/15/25	480,125
		1,257,875
The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Schedule of Investments – May 31, 2016 (continued)
(Unaudited)

Principal Amount/Shares			Value

Wirelines 0.6%
	Frontier Communications Corp.
$430,000	9.25%, due 7/1/21		$452,037
355,000	7.125%, due 1/15/23		318,613
			770,650

Total Corporate Bonds
(cost $133,666,328)			128,208,305

EXCHANGE-TRADED FUNDS 4.9%
70,000	iShares iBoxx $ High Yield
	Corporate Bond ETF		5,852,700
30,000	SPDR Barclays
	High Yield Bond ETF		1,056,900

Total Exchange-Traded Funds
(cost $6,908,600)			6,909,600

COMMON STOCKS 0.0%

Industrial – Other 0.0%
21,500	Liberty Tire Recycling
	Holdco, LLC (e) (f) (g)		10,000

Total Common Stocks
(cost $12,688)			10,000

RIGHTS 0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (d) (e)		—

SHORT-TERM INVESTMENTS 1.8%
2,569,082	Invesco STIT – Prime Portfolio –
	Institutional Class, 0.36% (a)		2,569,082

Total Short-Term Investments
(cost $2,569,082)			2,569,082
Total Investments
(cost $143,156,698)		98.5%	137,696,987
Other Assets less Liabilities		1.5%	2,072,764
TOTAL NET ASSETS		100.0%	$139,769,751

ETF – Exchanged-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of May 31, 2016.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” Pacific Income Advisers, Inc., the Fund’s adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of May 31, 2016, the value of these investments was $73,735,729 or 52.8% of total net assets.

(c)	Variable rate security. Rate shown reflects the rate in effect as of May 31, 2016.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of May 31, 2016, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees.
(f)	Security is considered illiquid. As of May 31, 2016, the value of these investments was $323,584 or 0.2% of total net assets.
(g)	Non-income producing security.
(h)	Step-up bond; the interest rate shown is the rate in effect as of May 31, 2016.
(i)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(j)	Security is in default.

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Assets and Liabilities – May 31, 2016
(Unaudited)

Assets:
Investments in securities, at value (cost $143,156,698)	$137,696,987
Receivable for fund shares sold	1,209,555
Interest receivable	2,531,299
Prepaid expenses	32,036
Total assets	141,469,877

Liabilities:
Payable to investment adviser	45,241
Payable for fund shares redeemed	110,205
Payable for securities purchased	1,450,900
Administration fees	13,013
Transfer agent fees and expenses	34,171
Fund accounting fees	22,247
Audit fees	9,706
Chief Compliance Officer fee	1,900
Custody fees	3,301
Shareholder reporting	8,151
Accrued expenses	1,291
Total liabilities	1,700,126
Net Assets	$139,769,751

Net Assets Consist of:
Paid-in capital	$146,253,082
Undistributed net investment income	119,075
Accumulated net realized loss on investments	(1,142,695)
Net unrealized depreciation on investments	(5,459,711)
Net Assets	$139,769,751

Net Asset Value, Offering Price and Redemption Price Per Share	$9.82

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	14,236,490

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statement of Operations – Six Months Ended May 31, 2016
(Unaudited)

Investment Income:
Interest	$4,522,973
Dividends	84,536
Total investment income	4,607,509

Expenses:
Investment advisory fees (Note 4)	337,893
Transfer agent fees and expenses (Note 4)	106,738
Fund accounting fees (Note 4)	42,859
Administration fees (Note 4)	25,292
Registration fees	16,043
Audit fees	9,718
Reports to shareholders	8,391
Custody fees (Note 4)	7,079
Trustees’ fees	5,016
Chief Compliance Officer fee (Note 4)	4,044
Legal fees	3,989
Insurance	1,838
Interest expense (Note 7)	47
Miscellaneous	2,385
Total expenses	571,332
Less: Fee waiver by adviser (Note 4)	(122,810)
Net expenses	448,522
Net investment income	4,158,987

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(768,554)
Net change in unrealized depreciation on investments	3,015,568
Net gain on investments	2,247,014
Net increase in net assets resulting from operations	$6,406,001

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	May 31, 2016	November 30,
	(Unaudited)	2015
Increase/(Decrease) in Net Assets From
Operations:
Net investment income	$4,158,987	$6,351,722
Net realized loss on investments	(768,554)	(329,598)
Net change in unrealized depreciation on investments	3,015,568	(8,099,703)
Net increase/(decrease) in net assets resulting from operations	6,406,001	(2,077,579)

Distributions Paid to Shareholders:
Distributions from net investment income	(4,163,317)	(6,327,177)
Distributions from net realized gains	—	(459,047)
Total distributions paid to shareholders	(4,163,317)	(6,786,224)

Capital Share Transactions:
Proceeds from shares sold	42,623,083	71,238,882
Distributions reinvested	2,958,691	4,241,838
Payment for shares redeemed	(25,803,686)	(37,473,663)
Net increase in net assets from capital share transactions	19,778,088	38,007,057
Total increase in net assets	22,020,772	29,143,254

Net Assets, Beginning of Period	117,748,979	88,605,725
Net Assets, End of Period	$139,769,751	$117,748,979
Includes Undistributed Net Investment Income of	$119,075	$123,405

Transactions in Shares:
Shares sold	4,465,484	6,990,805
Shares issued on reinvestment of distributions	311,407	419,912
Shares redeemed	(2,715,029)	(3,696,949)
Net increase in shares outstanding	2,061,862	3,713,768

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Financial Highlights

							December 31,
	Six Months		Year	Year	Year	Year	2010*
	Ended		Ended	Ended	Ended	Ended	through
	May 31, 2016		November 30,	November 30,	November 30,	November 30,	November 30,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.67		$10.47	$10.72	$10.51	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.32		0.60	0.59	0.65	0.65	0.45
Net realized and unrealized gain/(loss)
on investments and swap contracts	0.15		(0.75)	(0.14)	0.27	0.73	(0.21)
Total from investment operations	0.47		(0.15)	0.45	0.92	1.38	0.24

Less Distributions:
Distributions from
net investment income	(0.32)		(0.60)	(0.59)	(0.66)	(0.67)	(0.44)
Distributions from net realized gains	—		(0.05)	(0.11)	(0.05)	—	—
Total distributions	(0.32)		(0.65)	(0.70)	(0.71)	(0.67)	(0.44)

Net asset value, end of period	$9.82		$9.67	$10.47	$10.72	$10.51	$9.80

Total Return	5.01	%++	-1.49%	4.26%	9.06%	14.42%	2.40	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$139,770		$117,749	$88,606	$61,657	$40,534	$14,793
Ratio of expenses to average net assets:
Net of fee waivers and
expense reimbursements	0.73	%+	0.75%^	0.98%	0.98%	0.98%	0.98	%+
Before fee waivers and
expense reimbursements	0.93	%+	0.91%	1.00%	1.10%	1.30%	3.03	%+
Ratio of net investment income
to average net assets:
Net of fee waivers and
expense reimbursements	6.77	%+	5.99%	5.62%	6.22%	6.55%	5.67	%+
Before fee waivers and
expense reimbursements	6.57	%+	5.83%	5.60%	6.10%	6.23%	3.62	%+
Portfolio turnover rate	16	%++	26%	31%	33%	36%	33	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^	Effective January 1, 2015, the expense cap was reduced from 0.98% to 0.73%.

The accompanying notes are an integral part of these financial statements.

15

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016
(Unaudited)

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class.  The primary investment objective of the Fund is to seek a high level of current income.  The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees.  Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis.  Income and capital gain distributions from underlying funds are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.
16

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.  To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2016, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.
17

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods
18

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of May 31, 2016, the Fund held investments in illiquid securities with a total value of $323,584 or 0.2% of total net assets.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.  As of May 31, 2016, Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) has determined that all the Rule 144A securities held by the Fund, except the Liberty Tire Recycling bond, are considered liquid.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$—	$127,894,721	$313,584	$128,208,305
Total Fixed Income	—	127,894,721	313,584	128,208,305
Exchange-Traded Funds	6,909,600	—	—	6,909,600
Common Stocks
Wholesale Trade	—	—	10,000	10,000
Total Common Stocks	—	—	10,000	10,000
Short-Term Investments	2,569,082	—	—	2,569,082
Total Investments	$9,478,682	$127,894,721	$323,584	$137,696,987

Refer to the Fund’s schedule of investment for a detailed break-out of securities.  Transfers between levels are recognized at May 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.
19

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2015	$10,000	$316,450
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	(2,866)
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of May 31, 2016	$10,000	$313,584

On March 10, 2015, the Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Since the securities’ fair value utilized significant unobservable inputs due to the lack of reliable market data, the securities are categorized as level 3 of the fair value hierarchy.  A significant change in the broker quote would have a direct change on the fair value of the bond.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (”NAV“) per Share (or its equivalent).”  The amendments in ASU

No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with PIA pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2016, the Fund incurred $337,893 in advisory fees.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.98% of average daily net assets.  Effective January 1, 2015, the Adviser has also voluntarily agreed to limit the Fund’s aggregate annual operating expenses to 0.73% of average daily net assets (the “temporary expense limitation”).  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s
20

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses.  The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2016, the Adviser contractually reduced its fees in the amount of $0.  No amounts were reimbursed to the Adviser.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $79,194 at May 31, 2016.  The temporary expense limitation will remain in effect through at least March 28, 2017, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2016	$57,885
2017	17,883
2018	3,426
$79,194

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended May 31, 2016, the Fund incurred $25,292 in administration fees.

USBFS also serves as the fund accountant and transfer agent to the Fund.  For the six months ended May 31, 2016, the Fund incurred $42,859 in fund accounting fees and $63,701 in transfer agent fees (excluding transfer agency out-of-pocket expenses and sub-ta fees).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended May 31, 2016, the Fund incurred $7,079 in custody fees.

For the six months ended May 31, 2016, the Fund was allocated $4,044 of the Chief Compliance Officer fee.

At May 31, 2016, the Fund had payables due to USBFS for administration, fund accounting, transfer agency (excluding transfer agency out-of-pocket expenses and sub-ta fees) and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the amount of $13,013, $22,247, $6,966, $1,900, and $3,301, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and U.S. Bank N.A.

Certain officers of the Fund are also employees of USBFS.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.
21

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Note 5 – Purchases and Sales of Securities
For the six months ended May 31, 2016, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $37,442,730 and $18,541,659, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2016.

Note 6 – Derivative Instruments
The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund is subject to credit risk in the normal course of pursuing its investment objective.  The Fund may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its exposure to other risks, such as interest rate risks or as a substitute for taking a position in certain types of bonds.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as a payment default or bankruptcy.  Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs.  Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.  Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the statement of operations.  The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The Fund did not hold derivative instruments during the six months ended May 31, 2016.

Note 7 – Line of Credit
The Fund has an unsecured line of credit in the amount of $11,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended May 31, 2016, the Fund drew on its line of credit.  The Fund had an outstanding balance of $483,000 for one day, paid a weighted average interest rate of 3.50%, and incurred interest expense of $47.  During the six months ended May 31, 2016, the maximum borrowing by the Fund occurred on January 11, 2016 in the amount of $483,000.  At May 31, 2016, the Fund had no outstanding loan amounts.
22

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

Note 8 – Federal Income Tax Information
The tax character of distributions paid during the six months ended May 31, 2016 and the year ended November 30, 2015 was as follows:

	Six Months Ended	Year Ended
	May 31, 2016	November 30, 2015
Ordinary income	$4,163,317	$6,462,360
Long-term capital gains	—	323,864

As of November 30, 2015, the Fund’s most recently completed fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$123,935,762
Gross unrealized appreciation	720,672
Gross unrealized depreciation	(9,245,680)
Net unrealized depreciation (a)	(8,525,008)
Undistributed ordinary income	123,405
Undistributed long-term capital gains	—
Total distributable earnings	123,405
Other accumulated gains/(losses)	(324,412)
Total accumulated earnings/(losses)	$(8,726,015)

(a)	The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to wash sales.

At November 30, 2015, the Fund had short-term capital losses of $324,412, which may be carried over indefinitely to offset future gains.

Note 9 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	Risks Associated with High Yield Securities. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
23

PIA High Yield Fund
Notes to Financial Statements – May 31, 2016 (continued)
(Unaudited)

•
Interest Rate Risk.  Fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities or derivative instruments held by the Fund at quoted market prices.

•
Derivatives Risk.  Derivatives involve the risk of improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

•
ETF and Mutual Fund Risk.  When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Leverage Risk.  Losses from a derivative instrument may be greater than the amount invested in the derivative instrument.  Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

24

PIA High Yield Fund
Notice to Shareholders – May 31, 2016
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available by calling 1-800-251-1970.
25

PIA High Yield Fund
Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 2-3, 2015, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) for another annual term for the PIA High Yield Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 14-15, 2015, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer, the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2015 on both an absolute basis and in comparison to an appropriate securities benchmark and its peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed  greater emphasis on longer term performance.  When reviewing performance of the Fund against the comparative peer group universe, the Board took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was above the peer group median for all relevant periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above the peer group median for all relevant periods.

26

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, noting that the Fund marginally underperformed the similarly managed composite for all relevant time periods, and reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to fees and expenses of advisers and funds within the relevant Lipper peer funds, fees charged by the Adviser to other similarly managed accounts, as well as information regarding fee offsets for separate accounts invested in the Fund.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the greater costs to the Adviser of managing the Fund due to the differences in legal and regulatory burdens.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.98% (the “Expense Cap”), and that the Adviser had temporarily agreed, through at least March 29, 2016, to maintain a minimal annual expense ratio for the Fund of 0.73%.  Additionally, the Board noted that the Fund’s total expense ratio was below its peer group median and average, and was below its peer group median and peer group average when the Fund’s peer group was adjusted to include only funds of similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were generally in line with the fees charged to the Adviser’s separately managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  In this regard, the Board noted that the Adviser has agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board

27

PIA High Yield Fund
Approval of Investment Advisory Agreement (continued)
(Unaudited)

considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not currently receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  The Board also considered that the Fund does not charge 12b-1 fees and does not utilize “soft dollar” benefits that may be received by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Adviser, including the advisory fees, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.
28

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, CA  90401

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
           Douglas G. Hess, President

Date  8/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
  Douglas G. Hess, President

Date 8/3/16

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date 8/3/16

* Print the name and title of each signing officer under his or her signature.